Schedule of Investments (unaudited) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$11,657	$11,549,596
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,093,737
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	2,077	2,033,364
Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 06/16/25(a)	466	465,634
Consumer Loan Underlying Bond Certificate Issuer Trust I, Series 2019-HP1, Class A, 2.59%, 12/15/26(a)	105	104,836
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 06/15/26	11,616	11,714,483
Exeter Automobile Receivables Trust, Series 2020- 3A, Class B, 0.79%, 09/16/24	3,383	3,381,043
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	13,052	12,807,526
Series 2021-3, Class B, 0.76%, 02/26/29	22,686	22,037,233
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	488,623
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	7,235	7,106,112
Santander Drive Auto Receivables Trust
Series 2018-2, Class D, 3.88%, 02/15/24	259	260,014
Series 2018-5, Class D, 4.19%, 12/16/24	21	20,783
Series 2019-1, Class D, 3.65%, 04/15/25	2,548	2,562,437
Series 2020-2, Class B, 0.96%, 11/15/24	603	602,980
Upstart Securitization Trust(a)
Series 2020-1, Class A, 2.32%, 04/22/30	130	130,180
Series 2021-1, Class A, 0.87%, 03/20/31	2,615	2,591,495
Series 2021-2, Class A, 0.91%, 06/20/31	18,739	18,414,843
Series 2021-3, Class A, 0.83%, 07/20/31	9,000	8,837,813
Series 2021-4, Class A, 0.84%, 09/20/31	14,429	14,035,021
Series 2021-5, Class A, 1.31%, 11/20/31	10,388	9,932,272
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/23(a)	25	25,242
Series 2020-2A, Class B, 1.32%, 07/15/25(a)	5,240	5,227,848
Series 2022-1A, Class B, 2.75%, 03/15/27	8,580	8,494,805

Total Asset-Backed Securities — 1.5% (Cost: $147,931,918)		144,917,920

	Shares

Common Stocks

Aerospace & Defense — 0.2%
General Dynamics Corp.	20,276	4,890,166
Huntington Ingalls Industries, Inc.	4,116	820,895
L3Harris Technologies, Inc.	6,901	1,714,691
Lockheed Martin Corp.	24,028	10,605,959

		18,031,711

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	53,382	5,749,775

Banks — 0.0%
Prosperity Bancshares, Inc.	9,674	671,182

Security	Shares	Value

Beverages — 0.0%
Coca-Cola Europacific Partners PLC	12,353	$600,479
PepsiCo, Inc.	13,192	2,208,077

		2,808,556

Biotechnology — 0.3%
AbbVie, Inc.	67,118	10,880,499
Amgen, Inc.	42,557	10,291,134
Gilead Sciences, Inc.	160,434	9,537,801

		30,709,434

Capital Markets — 0.1%
Virtu Financial, Inc., Class A	205,509	7,649,045

Chemicals — 0.1%
Air Products & Chemicals, Inc.	25,456	6,361,709

Communications Equipment — 0.1%
Cisco Systems, Inc.	176,571	9,845,599

Containers & Packaging — 0.3%
Amcor PLC	872,278	9,882,910
International Paper Co.	123,970	5,721,216
Packaging Corp. of America	66,602	10,397,238

		26,001,364

Distributors — 0.0%
Genuine Parts Co.	20,264	2,553,669

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	181,126	9,226,558

Electric Utilities — 0.7%
Alliant Energy Corp.	133,191	8,321,774
American Electric Power Co., Inc.	105,716	10,547,285
Avangrid, Inc.	97,089	4,537,940
Duke Energy Corp.	96,457	10,770,389
Edison International	18,732	1,313,113
Evergy, Inc.	85,642	5,852,774
Eversource Energy	73,977	6,524,032
IDACORP, Inc.	12,734	1,468,994
OGE Energy Corp.	37,487	1,528,720
Pinnacle West Capital Corp.	33,134	2,587,765
Southern Co.	149,102	10,811,386
Xcel Energy, Inc.	17,030	1,229,055

		65,493,227

Equity Real Estate Investment Trusts (REITs) — 0.1%
National Retail Properties, Inc.	79,762	3,584,504
Physicians Realty Trust	290,887	5,102,158
PS Business Parks, Inc.	5,132	862,587

		9,549,249

Food Products — 0.7%
Campbell Soup Co.	154,193	6,872,382
Conagra Brands, Inc.	219,207	7,358,779
Flowers Foods, Inc.	347,671	8,938,621
General Mills, Inc.	145,018	9,820,619
Hershey Co.	6,180	1,338,773
Hormel Foods Corp.	198,196	10,215,022
J M Smucker Co.	19,004	2,573,332
Kellogg Co.	152,948	9,863,617
Mondelez International, Inc., Class A	52,214	3,277,995

		60,259,140

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	83,952	9,314,474

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.3%
Cardinal Health, Inc.	183,987	$10,432,063
CVS Health Corp.	94,704	9,584,992
Patterson Cos., Inc.	61,496	1,990,625
Premier, Inc., Class A	234,890	8,359,735

		30,367,415

Household Products — 0.4%
Clorox Co.	34,912	4,853,815
Colgate-Palmolive Co.	127,911	9,699,491
Kimberly-Clark Corp.	76,421	9,412,010
Procter & Gamble Co.	64,138	9,800,287

		33,765,603

Industrial Conglomerates — 0.1%
3M Co.	55,980	8,334,302

Insurance — 0.2%
Allstate Corp.	78,775	10,911,125
Travelers Cos., Inc.	56,560	10,335,209

		21,246,334

IT Services — 0.2%
Amdocs Ltd.	123,384	10,143,399
Automatic Data Processing, Inc.	26,669	6,068,264

		16,211,663

Media — 0.2%
Comcast Corp., Class A	210,110	9,837,350
Omnicom Group, Inc.	120,831	10,256,136

		20,093,486

Metals & Mining — 0.1%
Newmont Corp.	149,806	11,902,087

Multi-Utilities — 0.4%
Ameren Corp.	31,360	2,940,314
CMS Energy Corp.	91,141	6,374,401
Consolidated Edison, Inc.	112,135	10,616,942
Dominion Energy, Inc.	79,503	6,755,370
DTE Energy Co.	20,187	2,668,923
NorthWestern Corp.	6,140	371,409
WEC Energy Group, Inc.	107,089	10,688,553

		40,415,912

Oil, Gas & Consumable Fuels — 0.1%
Chevron Corp.	66,456	10,821,030
Coterra Energy, Inc.	53,083	1,431,649

		12,252,679

Pharmaceuticals — 0.4%
Johnson & Johnson	58,762	10,414,389
Merck & Co., Inc.	128,326	10,529,149
Pfizer, Inc.	206,991	10,715,924

		31,659,462

Professional Services — 0.0%
Booz Allen Hamilton Holding Corp.	30,303	2,661,816

Road & Rail — 0.1%
Union Pacific Corp.	38,755	10,588,254

Semiconductors & Semiconductor Equipment — 0.0%
Texas Instruments, Inc.	9,653	1,771,132

Security	Shares	Value

Software — 0.0%
NortonLifeLock, Inc.	76,767	$2,035,861

Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	22,231	1,894,304

Total Common Stocks — 5.4% (Cost: $463,663,753)		509,425,002

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$430	388,518

Aerospace & Defense — 0.4%
3M Co.
2.25%, 03/15/23	425	426,063
2.65%, 04/15/25	680	675,163
Boeing Co.
1.17%, 02/04/23	1,205	1,195,423
4.51%, 05/01/23	1,760	1,789,852
1.43%, 02/04/24	8,334	8,060,719
4.88%, 05/01/25	2,080	2,145,873
2.20%, 02/04/26	2,000	1,890,833
Bombardier, Inc.(a)
7.13%, 06/15/26	1,065	1,043,700
7.88%, 04/15/27	425	416,124
6.00%, 02/15/28	1,010	946,612
General Dynamics Corp.
3.25%, 04/01/25	350	353,755
1.15%, 06/01/26	4,250	3,953,476
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	3,835,755
5.95%, 02/01/37	500	532,945
Lockheed Martin Corp., 1.85%, 06/15/30	70	63,488
Maxar Space Robotics LLC, 9.75%, 12/31/23(a)	676	719,095
Moog, Inc., 4.25%, 12/15/27(a)	400	388,500
Raytheon Technologies Corp.
3.15%, 12/15/24	1,153	1,158,044
3.95%, 08/16/25	130	134,099
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,339,452
Spirit AeroSystems, Inc.(a)
5.50%, 01/15/25	125	125,313
7.50%, 04/15/25	700	725,239
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,779,870
Trane Technologies Luxembourg Finance SA,
3.50%, 03/21/26	1,555	1,561,711
TransDigm, Inc.
8.00%, 12/15/25(a)	115	120,265
6.25%, 03/15/26(a)	2,000	2,053,280
6.38%, 06/15/26	100	100,903
7.50%, 03/15/27	50	51,500
Triumph Group, Inc.
8.88%, 06/01/24(a)	528	557,674
7.75%, 08/15/25	40	40,295

		39,185,021

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	$390	$380,671
XPO Logistics, Inc., 6.25%, 05/01/25	1,590	1,643,377

		2,024,048

Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	1,365	1,288,219
American Airlines Group, Inc., 3.75%, 03/01/25(a)	1,455	1,327,338
American Airlines, Inc., 11.75%, 07/15/25(a)	2,750	3,210,597
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	629,687
5.75%, 04/20/29	530	528,013
Delta Air Lines, Inc., 7.38%, 01/15/26	3,125	3,393,703
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(a)	1,620	1,620,923
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,188	1,238,287
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	543	578,295
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	522,811
United Airlines, Inc.(a)
4.38%, 04/15/26	1,040	1,023,022
4.63%, 04/15/29	3,125	2,971,719

		18,332,614

Auto Components — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	1,903,420
Clarios Global LP/Clarios U.S. Finance Co.(a)
6.25%, 05/15/26	509	523,634
8.50%, 05/15/27	510	529,125
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	140	140,350
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	100	105,879
4.88%, 03/15/27	250	242,711
5.00%, 07/15/29(a)	1,063	990,248
5.25%, 04/30/31	1,225	1,146,925
Lear Corp., 3.80%, 09/15/27	1,964	1,965,629
Meritor, Inc.(a)
6.25%, 06/01/25	325	335,562
4.50%, 12/15/28	1,850	1,854,717
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	150,524

		9,888,724

Automobiles — 1.0%
American Express Co., 2.25%, 03/04/25	1,290	1,266,787
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,314,563
1.30%, 09/09/26	1,960	1,818,908
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,536,960
4.63%, 11/15/29(a)	955	889,344
4.75%, 03/01/30	2,745	2,590,594
5.00%, 02/15/32(a)	790	734,337
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	1,000	1,051,310
AutoNation, Inc., 1.95%, 08/01/28	1,395	1,248,520
Cummins, Inc., 0.75%, 09/01/25	4,550	4,228,661
Ford Motor Co.
4.35%, 12/08/26	200	201,216
9.63%, 04/22/30	240	312,553

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Co. (continued)
3.25%, 02/12/32	$1,700	$1,518,321
4.75%, 01/15/43	150	136,239
5.29%, 12/08/46	950	922,075
Ford Motor Credit Co. LLC
4.25%, 09/20/22	250	251,540
4.38%, 08/06/23	1,000	1,009,020
5.58%, 03/18/24	400	411,412
2.30%, 02/10/25	8,000	7,593,740
5.13%, 06/16/25	2,350	2,397,000
4.13%, 08/04/25	1,000	998,875
3.38%, 11/13/25	1,230	1,202,257
4.39%, 01/08/26	1,650	1,645,726
4.13%, 08/17/27	2,000	1,954,900
2.90%, 02/10/29	7,800	6,947,616
4.00%, 11/13/30	1,320	1,243,044
General Motors Co.
5.40%, 10/02/23	160	165,549
6.13%, 10/01/25	600	644,113
General Motors Financial Co., Inc.
3.45%, 04/10/22	50	50,017
4.15%, 06/19/23	195	197,834
5.10%, 01/17/24	375	387,698
1.05%, 03/08/24	1,980	1,905,612
1.20%, 10/15/24	1,150	1,091,689
4.00%, 01/15/25	1,000	1,012,288
2.35%, 02/26/27	14,390	13,420,181
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	3,366	3,134,587
Honda Motor Co. Ltd.
2.27%, 03/10/25	5,440	5,347,414
2.53%, 03/10/27	4,480	4,336,522
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,292,562
4.50%, 10/01/27	400	349,000
5.88%, 01/15/28	1,240	1,138,413
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	995	939,757
PACCAR Financial Corp., 1.90%, 02/07/23	325	324,546
Sonic Automotive, Inc.(a)
4.63%, 11/15/29	263	236,700
4.88%, 11/15/31	208	184,600
Toyota Motor Corp., 0.68%, 03/25/24	145	139,964
Toyota Motor Credit Corp.
2.50%, 03/22/24	3,890	3,889,849
1.45%, 01/13/25	3,555	3,424,856
1.13%, 06/18/26	9,440	8,756,930

		97,796,199

Banks — 1.6%
Bank of Montreal
0.45%, 12/08/23	3,565	3,442,503
1.50%, 01/10/25	5,490	5,259,453
1.85%, 05/01/25	2,440	2,344,857
1.25%, 09/15/26	2,260	2,074,726
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,605	5,471,759
0.95%, 06/23/23	3,330	3,267,780
2.25%, 01/28/25	480	468,804
3.30%, 04/07/25(b)	17,240	17,227,329
0.95%, 10/23/25	1,870	1,720,295
Citibank NA, 3.65%, 01/23/24	400	407,039

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, 1.38%, 01/10/25	$7,360	$7,041,701
Credit Suisse AG
0.52%, 08/09/23	1,580	1,537,157
0.50%, 02/02/24	5,160	4,936,932
Fifth Third BanCorp, (SOFR + 0.69%), 1.71%, 11/01/27(c)	2,625	2,428,964
Fifth Third Bank NA, 1.80%, 01/30/23	585	584,940
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(c)	1,085	1,075,222
HSBC USA, Inc., 3.50%, 06/23/24	400	403,875
Huntington National Bank, 1.80%, 02/03/23	570	568,106
ING Groep NV, 4.10%, 10/02/23	3,570	3,630,119
Intesa Sanpaolo SpA(a)
5.02%, 06/26/24	200	201,569
5.71%, 01/15/26	1,650	1,685,554
(1 year CMT + 2.60%), 4.20%, 06/01/32(c)	985	870,750
KeyBank NA, (SOFR + 0.32%), 0.43%, 06/14/24(c)	2,190	2,137,812
KeyCorp., 2.25%, 04/06/27	335	316,270
National Australia Bank Ltd., 1.88%, 12/13/22	250	250,205
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	639,815
Royal Bank of Canada
0.75%, 10/07/24	3,300	3,130,333
1.15%, 06/10/25	2,500	2,359,351
1.20%, 04/27/26	1,495	1,383,577
2.05%, 01/21/27	8,000	7,607,683
Santander Holdings USA, Inc.
3.45%, 06/02/25	1,250	1,240,964
(SOFR + 1.25%), 2.49%, 01/06/28(c)	935	872,356
Santander U.K. Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,757,711
(SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,262,134
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(d)	500	585,250
SVB Financial Group
1.80%, 10/28/26	6,990	6,494,879
1.80%, 02/02/31	2,575	2,217,202
Toronto-Dominion Bank
1.90%, 12/01/22	785	785,952
0.30%, 06/02/23	3,430	3,350,705
0.45%, 09/11/23	5,955	5,790,350
2.65%, 06/12/24	200	199,739
1.45%, 01/10/25	2,765	2,648,327
Truist Financial Corp.
3.05%, 06/20/22	93	93,215
1.20%, 08/05/25	3,520	3,314,207
Wells Fargo & Co.(c)
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26	12,644	12,230,142
(SOFR + 0.51%), 0.81%, 05/19/25	5,340	5,097,833
(SOFR + 1.09%), 2.41%, 10/30/25	640	626,515
(SOFR + 1.51%), 3.53%, 03/24/28	6,795	6,781,353

		146,823,314

Beverages — 0.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(e)	1,350	1,234,406
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	818,873

Security	Par (000)	Value

Beverages (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a) (continued)
4.13%, 08/15/26	$250	$240,856
5.25%, 08/15/27	650	600,844
Ball Corp.
4.00%, 11/15/23	15	15,150
5.25%, 07/01/25	50	52,975
4.88%, 03/15/26	200	207,108
2.88%, 08/15/30	910	815,856
3.13%, 09/15/31	3,040	2,716,848
Coca-Cola Co., 1.75%, 09/06/24	400	395,891
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,256	4,057,160
Constellation Brands, Inc.
4.40%, 11/15/25	1,070	1,104,094
2.88%, 05/01/30	310	290,777
Diageo Capital PLC
2.13%, 10/24/24	560	550,497
2.38%, 10/24/29	405	383,414
2.00%, 04/29/30	2,710	2,471,115
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	664	675,535
Mauser Packaging Solutions Holding Co.(a)
5.50%, 04/15/24	25	24,901
7.25%, 04/15/25	300	297,333
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	133	135,877
PepsiCo, Inc.
2.25%, 03/19/25	850	841,113
2.63%, 03/19/27	535	531,673
Silgan Holdings, Inc., 4.13%, 02/01/28	207	198,720

		18,661,016

Biotechnology — 0.0%
Gilead Sciences, Inc., 0.75%, 09/29/23	364	355,489
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,000	1,735,553

		2,091,042

Building Materials — 0.5%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,900	1,876,878
Boise Cascade Co., 4.88%, 07/01/30(a)	11,216	10,891,297
Builders FirstSource, Inc.(a)
6.75%, 06/01/27	126	130,725
5.00%, 03/01/30	870	855,749
4.25%, 02/01/32	9,250	8,614,062
Carrier Global Corp.
2.24%, 02/15/25	704	685,356
2.49%, 02/15/27	1,154	1,099,659
Eagle Materials, Inc., 2.50%, 07/01/31	1,000	888,223
Griffon Corp., 5.75%, 03/01/28	270	259,605
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,181,292
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,729,428
Martin Marietta Materials, Inc.
0.65%, 07/15/23	2,265	2,211,197
2.40%, 07/15/31	4,170	3,743,170
Masonite International Corp., Class C, 5.38%, 02/01/28(a)	1,650	1,662,375
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	1,115	1,071,939
Nucor Corp., 3.13%, 04/01/32	3,125	3,020,690

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
SRM Escrow Issuer LLC, 6.00%, 11/01/28(a)	$1,575	$1,553,359
Standard Industries, Inc.(a)
4.75%, 01/15/28	25	23,906
4.38%, 07/15/30	1,250	1,144,944
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	153,062

		43,796,916

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	2,105	2,108,010
Home Depot, Inc.
2.70%, 04/15/25	490	488,333
2.50%, 04/15/27	150	147,240
2.88%, 04/15/27	955	951,412
Lowe’s Cos., Inc.
4.00%, 04/15/25	1,930	1,981,653
3.35%, 04/01/27	4,250	4,274,848

		9,951,496

Capital Markets — 1.1%
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	856,702
Ares Capital Corp.
3.50%, 02/10/23	1,300	1,306,930
4.20%, 06/10/24	4,880	4,915,275
4.25%, 03/01/25	50	49,975
3.25%, 07/15/25	850	824,558
3.88%, 01/15/26	3,714	3,643,345
2.15%, 07/15/26	6,121	5,531,767
2.88%, 06/15/27	6,210	5,649,731
2.88%, 06/15/28	3,355	2,970,186
Bank of New York Mellon Corp.
1.85%, 01/27/23	315	315,213
0.50%, 04/26/24	2,890	2,766,817
Barings BDC, Inc., 3.30%, 11/23/26(a)	3,243	2,994,365
Blackstone Private Credit Fund, 2.70%, 01/15/25(a)	5,320	5,080,472
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,012,050
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	780	693,356
Brookfield Finance, Inc.
4.00%, 04/01/24	300	304,513
3.90%, 01/25/28	55	55,233
Charles Schwab Corp.
0.75%, 03/18/24	935	903,911
1.15%, 05/13/26	2,135	1,988,061
2.45%, 03/03/27	1,495	1,451,305
Compass Group Diversified Holdings LLC(a)
5.25%, 04/15/29	4,515	4,244,100
5.00%, 01/15/32	1,110	1,004,550
FS KKR Capital Corp.
4.63%, 07/15/24	3,750	3,786,824
1.65%, 10/12/24	5,060	4,769,068
4.13%, 02/01/25	105	104,186
2.63%, 01/15/27	5,275	4,830,727
3.25%, 07/15/27	2,810	2,593,846
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	2,938	2,826,901
Golub Capital BDC, Inc., 2.50%, 08/24/26	3,820	3,509,330
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	321,456
6.38%, 12/15/25	1,100	1,108,250

Security	Par (000)	Value

Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
6.25%, 05/15/26	$610	$622,200
5.25%, 05/15/27	300	294,427
4.38%, 02/01/29	5,540	5,082,950
LPL Holdings, Inc.(a)
4.63%, 11/15/27	590	579,504
4.38%, 05/15/31	3,660	3,539,019
Main Street Capital Corp., 3.00%, 07/14/26	2,000	1,854,273
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	4,280	4,066,949
Nomura Holdings, Inc.
2.65%, 01/16/25	1,620	1,575,832
1.85%, 07/16/25	7,520	7,097,913
Prospect Capital Corp., 3.36%, 11/15/26	2,255	2,060,344
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	325	317,356
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,565,274

		103,069,044

Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,247,649
2.05%, 05/15/30	1,125	1,036,992
Ashland LLC
3.38%, 09/01/31(a)	3,440	3,035,800
6.88%, 05/15/43	1,000	1,165,000
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	949,536
Celanese U.S. Holdings LLC
3.50%, 05/08/24	2,045	2,050,256
1.40%, 08/05/26	1,280	1,152,759
Chemours Co., 163851AE8, 5.38%, 05/15/27	939	936,652
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28(a)	5,000	4,998,500
Ecolab, Inc., 0.90%, 12/15/23	1,765	1,720,024
Emerson Electric Co., 2.00%, 12/21/28	14,680	13,716,345
HB Fuller Co., 4.00%, 02/15/27	1,026	1,010,610
Ingevity Corp., 3.88%, 11/01/28(a)	2,770	2,503,609
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	41,484
LSB Industries, Inc., 6.25%, 10/15/28(a)	1,865	1,891,129
Methanex Corp.
5.13%, 10/15/27	1,585	1,592,925
5.25%, 12/15/29	3,200	3,248,000
5.65%, 12/01/44	1,300	1,189,500
Olin Corp.
5.13%, 09/15/27	50	49,839
5.63%, 08/01/29	5,500	5,568,585
5.00%, 02/01/30	2,000	1,980,000
PPG Industries, Inc.
1.20%, 03/15/26	2,610	2,416,398
2.55%, 06/15/30	2,000	1,875,516
Rayonier AM Products, Inc., 7.63%, 01/15/26(a)	3,064	3,033,360
Sherwin-Williams Co.
3.13%, 06/01/24	2,590	2,606,272
3.45%, 06/01/27	640	641,421
2.95%, 08/15/29	225	216,959
Tronox, Inc.(a)
6.50%, 05/01/25	205	212,042
4.63%, 03/15/29	385	360,456
Valvoline, Inc.(a)
4.25%, 02/15/30	2,091	1,908,205

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Valvoline, Inc.(a) (continued)
3.63%, 06/15/31	$470	$406,024
WESCO Distribution, Inc.(a)
7.13%, 06/15/25	405	421,329
7.25%, 06/15/28	2,770	2,942,114
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	5,000	4,892,250

		74,017,540

Commercial Services & Supplies — 0.2%
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	1,653	1,571,094
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	573,663
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	2,036,810
Deluxe Corp., 8.00%, 06/01/29(a)	410	416,433
Fortress Transportation & Infrastructure Investors LLC(a)
6.50%, 10/01/25	3,525	3,498,562
9.75%, 08/01/27	2,825	2,951,461
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,822	2,861,508
Hertz Corp.(a)
4.63%, 12/01/26	1,265	1,181,289
5.00%, 12/01/29	1,415	1,280,575
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	100	102,384
5.75%, 04/15/26	800	816,140
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,121,000
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)	500	483,750
TriNet Group, Inc., 3.50%, 03/01/29(a)	2,000	1,837,500
United Rentals North America, Inc., 5.50%, 05/15/27	500	517,150

		22,249,319

Communications Equipment — 0.1%
CommScope, Inc., 6.00%, 03/01/26(a)	2,000	2,023,180
Motorola Solutions, Inc.
4.00%, 09/01/24	54	54,843
4.60%, 02/23/28	50	51,408
4.60%, 05/23/29	600	623,930
2.30%, 11/15/30	200	175,332
2.75%, 05/24/31	3,485	3,153,163
Nokia OYJ
4.38%, 06/12/27	2,920	2,961,961
6.63%, 05/15/39	300	357,375
ViaSat, Inc.(a)
5.63%, 09/15/25	100	97,667
5.63%, 04/15/27	400	394,000
6.50%, 07/15/28	1,035	993,600

		10,886,459

Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27	2,308	2,360,461
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/26(a)	6,163	5,933,305
Fluor Corp., 4.25%, 09/15/28	1,400	1,376,760
INNOVATE Corp., 8.50%, 02/01/26(a)	670	653,331
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	225	207,372

		10,531,229

Construction Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(a)	1,390	1,296,175

Security	Par (000)	Value

Construction Materials (continued)
Avient Corp.
5.25%, 03/15/23	$35	$35,488
5.75%, 05/15/25(a)	2,950	3,028,470
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,300	3,465,495
Picasso Finance Sub, Inc., 6.13%, 06/15/25(a)	211	214,429
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	4,226,625
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	861	870,686

		13,137,368

Consumer Discretionary — 0.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	920	941,954
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(a)	205	196,800
Life Time, Inc.(a)
5.75%, 01/15/26	145	144,854
8.00%, 04/15/26	165	164,737
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28	2,123	2,138,286
4.50%, 07/15/29	530	528,675
5.88%, 10/01/30	400	401,000
4.75%, 07/15/31	1,000	998,750
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,607,460
2.35%, 01/15/32	2,295	1,992,281
Royal Caribbean Cruises Ltd.(a)
10.88%, 06/01/23	50	53,204
9.13%, 06/15/23	90	93,712
11.50%, 06/01/25	1,897	2,084,537

		13,346,250

Consumer Finance — 0.6%
American Express Co.
2.75%, 05/20/22	100	100,071
2.50%, 08/01/22	50	50,172
3.40%, 02/27/23	50	50,604
2.50%, 07/30/24	290	288,553
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	769,829
Block Financial LLC, 2.50%, 07/15/28	2,750	2,508,849
Capital One Financial Corp.
3.20%, 01/30/23	660	665,608
2.64%, 03/03/26	3,645	3,566,635
(SOFR + 0.86%), 1.88%, 11/02/27(c)	3,551	3,276,502
CPI CG, Inc., 8.63%, 03/15/26(a)	3,013	2,932,493
Curo Group Holdings Corp., 7.50%, 08/01/28(a)	7,355	6,315,702
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,835,562
Equifax, Inc.
2.60%, 12/15/25	105	101,967
3.10%, 05/15/30	205	195,503
2.35%, 09/15/31	375	335,413
goeasy Ltd., 5.38%, 12/01/24(a)	555	550,838
Mastercard, Inc.
2.95%, 11/21/26	380	382,529
3.30%, 03/26/27	210	214,024
3.50%, 02/26/28	30	30,875
2.95%, 06/01/29	260	259,057
1.90%, 03/15/31	167	154,498
Navient Corp.
7.25%, 09/25/23	660	685,575
6.13%, 03/25/24	50	50,875
5.88%, 10/25/24	25	25,504
6.75%, 06/25/25	200	205,465

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Navient Corp. (continued)
6.75%, 06/15/26	$150	$153,000
5.00%, 03/15/27	450	428,625
4.88%, 03/15/28	3,285	3,021,075
5.50%, 03/15/29	1,810	1,685,563
5.63%, 08/01/33	250	210,500
OneMain Finance Corp.
6.13%, 03/15/24	1,100	1,127,500
6.88%, 03/15/25	250	262,880
8.88%, 06/01/25	710	748,018
7.13%, 03/15/26	490	523,756
6.63%, 01/15/28	100	104,750
5.38%, 11/15/29	1,995	1,938,282
PayPal Holdings, Inc.
2.20%, 09/26/22	3,055	3,064,964
1.35%, 06/01/23	900	897,368
2.40%, 10/01/24	170	169,229
2.65%, 10/01/26	205	201,717
2.85%, 10/01/29	350	342,610
2.30%, 06/01/30	695	646,956
PRA Group, Inc., 5.00%, 10/01/29(a)	715	677,620
S&P Global, Inc.
2.45%, 03/01/27	7,385	7,185,322
2.50%, 12/01/29	115	108,989
1.25%, 08/15/30	1,905	1,641,294
SLM Corp., 4.20%, 10/29/25	1,275	1,264,813
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	15,600
Visa, Inc.
1.90%, 04/15/27	300	288,297
2.05%, 04/15/30	1,210	1,128,983

		55,390,414

Containers & Packaging — 0.1%
Berry Global, Inc., 4.88%, 07/15/26(a)	150	151,500
Cascades, Inc./Cascades USA, Inc.(a)
5.13%, 01/15/26	200	199,376
5.38%, 01/15/28	1,495	1,493,131
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	1,000	1,010,680
Glatfelter Corp., 4.75%, 11/15/29(a)	1,355	1,148,363
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	235,000
3.50%, 03/01/29	450	414,000
LABL, Inc., 6.75%, 07/15/26(a)	500	494,375
Resolute Forest Products Inc., 4.88%, 03/01/26(a)	853	820,761
Sealed Air Corp.(a)
5.50%, 09/15/25	25	26,196
4.00%, 12/01/27	2,200	2,145,000
6.88%, 07/15/33	3,400	3,876,000

		12,014,382

Diversified Consumer Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	20	20,237
Garda World Security Corp., 6.00%, 06/01/29(a)	695	624,294
Graham Holdings Co., 5.75%, 06/01/26(a)	540	554,553
Service Corp. International 4.63%, 12/15/27	50	50,438

Security	Par (000)	Value

Diversified Consumer Services (continued)
Service Corp. International (continued)
5.13%, 06/01/29	$55	$55,967
3.38%, 08/15/30	1,055	950,428

		2,255,917

Diversified Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23	3,760	3,788,269
1.15%, 10/29/23	2,780	2,661,124
4.88%, 01/16/24	2,352	2,383,774
1.65%, 10/29/24	1,115	1,053,016
2.45%, 10/29/26	845	781,145
3.00%, 10/29/28	805	742,361
3.30%, 01/30/32	710	640,036
Air Lease Corp.
2.25%, 01/15/23	2,000	2,000,726
3.38%, 07/01/25	715	704,694
2.88%, 01/15/26	315	304,030
2.20%, 01/15/27	2,355	2,179,484
Ally Financial, Inc.
3.05%, 06/05/23	220	220,803
1.45%, 10/02/23	2,370	2,314,345
5.13%, 09/30/24	25	26,094
5.75%, 11/20/25	150	157,740
Banco Santander SA
3.85%, 04/12/23	4,000	4,052,078
3.50%, 03/24/25	18,400	18,411,961
2.75%, 05/28/25	800	779,572
(1 year CMT + 0.45%), 0.70%, 06/30/24(c)	10,600	10,290,404
(1 year CMT + 0.90%), 1.72%, 09/14/27(c)	2,800	2,528,965
Bank of America Corp.
4.00%, 01/22/25	2,180	2,219,915
3.88%, 08/01/25	1,000	1,028,094
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	3,253	3,261,213
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	1,965,201
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	3,210	3,246,288
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	200	201,207
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	2,625	2,412,821
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,504,271
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,655,884
(SOFR + 0.41%), 0.52%, 06/14/24(c)	16,065	15,614,817
(SOFR + 0.65%), 1.53%, 12/06/25(c)	5,700	5,450,904
(SOFR + 0.69%), 0.98%, 04/22/25(c)	16,750	16,053,898
(SOFR + 0.74%), 0.81%, 10/24/24(c)	3,715	3,594,313
(SOFR + 0.91%), 0.98%, 09/25/25(c)	1,010	957,288
(SOFR + 0.96%), 1.73%, 07/22/27(c)	14,345	13,321,986
(SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	7,984,696
(SOFR + 1.21%), 2.57%, 10/20/32(c)	655	595,175
(SOFR + 1.33%), 3.38%, 04/02/26(c)	24,815	24,781,592
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(c)	290	265,975
Bank of Nova Scotia
1.05%, 03/02/26	3,800	3,485,874
1.35%, 06/24/26	15,360	14,244,885
Barclays PLC
5.20%, 05/12/26	400	415,904
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,582,588
(1 year CMT + 1.05%), 2.28%, 11/24/27(c)	5,980	5,551,710
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	207,463
(SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,116,962

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.
2.75%, 04/25/22	$1,100	$1,100,495
3.75%, 06/16/24	2,500	2,543,519
4.45%, 09/29/27	240	247,545
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	2,725	2,731,481
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(c)	1,385	1,386,896
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	50,639
(SOFR + 0.53%), 1.28%, 11/03/25(c)	1,050	999,188
(SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	3,040,954
(SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	12,674,986
(SOFR + 0.69%), 2.01%, 01/25/26(c)	5,430	5,227,347
(SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	21,618,847
(SOFR + 1.53%), 3.29%, 03/17/26(c)	9,120	9,089,227
(SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	1,943,914
(SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,446,880
CME Group, Inc., 2.65%, 03/15/32	250	239,212
Credit Acceptance Corp., 6.63%, 03/15/26	360	367,200
Deutsche Bank AG
3.95%, 02/27/23	2,000	2,019,366
4.50%, 04/01/25	1,400	1,405,334
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	900	863,946
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c)	2,650	2,622,115
(SOFR + 1.22%), 2.31%, 11/16/27(c)	3,725	3,413,651
(SOFR + 1.32%), 2.55%, 01/07/28(c)	1,100	1,014,798
(SOFR + 2.76%), 3.73%, 01/14/32(c)	900	802,753
Series E, 0.96%, 11/08/23	3,265	3,165,479
Goldman Sachs Group, Inc.
3.20%, 02/23/23	1,500	1,513,334
3.63%, 02/20/24	4,490	4,547,135
4.00%, 03/03/24	1,000	1,020,429
3.50%, 01/23/25	1,060	1,068,891
3.50%, 04/01/25	2,895	2,916,591
3.75%, 05/22/25	75	76,129
4.25%, 10/21/25	530	542,849
3.75%, 02/25/26	75	76,183
3.50%, 11/16/26	35	35,146
2.60%, 02/07/30	3,090	2,866,316
3.80%, 03/15/30	900	905,979
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(c)	790	790,780
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	3,036,861
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	125,237
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	255,973
(SOFR + 0.51%), 0.66%, 09/10/24(c)	16,270	15,736,065
(SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,265,337
(SOFR + 0.73%), 1.76%, 01/24/25(c)	8,070	7,867,462
(SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	13,619,783
(SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,629,713
(SOFR + 1.25%), 2.38%, 07/21/32(c)	10,490	9,291,022
(SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,404,190
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/23(c)	5,680	5,607,792
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,585,391
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	2,430	2,131,523
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,331,315
HSBC Holdings PLC
3.60%, 05/25/23	1,500	1,516,656
4.25%, 08/18/25	500	505,697

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC (continued)
(SOFR + 0.53%), 0.73%, 08/17/24(c)	$5,300	$5,126,044
(SOFR + 0.58%), 1.16%, 11/22/24(c)	7,110	6,865,132
(SOFR + 0.71%), 0.98%, 05/24/25(c)	3,670	3,484,080
(SOFR + 1.19%), 2.80%, 05/24/32(c)	4,383	3,982,567
(SOFR + 1.43%), 3.00%, 03/10/26(c)	4,475	4,387,546
(SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,152,677
Intercontinental Exchange, Inc.
0.70%, 06/15/23	2,090	2,046,762
3.75%, 12/01/25	2,105	2,163,420
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(a)	1,300	1,244,724
John Deere Capital Corp.
2.60%, 03/07/24	40	40,099
1.05%, 06/17/26	3,880	3,599,584
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,008,606
3.88%, 09/10/24	25	25,536
3.13%, 01/23/25	50	50,258
3.30%, 04/01/26	650	655,150
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,200,427
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	8,650	8,680,629
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,326,928
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	36,196
(SOFR + 0.61%), 1.56%, 12/10/25(c)	9,540	9,131,597
(SOFR + 0.77%), 1.47%, 09/22/27(c)	22,140	20,403,459
(SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	7,852,444
(SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	4,074,248
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.(a)
4.25%, 02/01/27	230	220,424
4.75%, 06/15/29	4,635	4,371,384
Lloyds Banking Group PLC(c)
(1 year CMT + 0.55%), 0.70%, 05/11/24	5,135	5,001,780
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28	4,132	4,036,147
Midcap Financial Issuer Trust(a)
6.50%, 05/01/28	1,230	1,156,840
5.63%, 01/15/30	335	296,029
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	1,760	1,558,174
(1 year CMT + 0.45%), 0.96%, 10/11/25(c)	6,325	5,961,634
(1 year CMT + 0.55%), 0.95%, 07/19/25(c)	8,640	8,189,544
(1 year CMT + 0.67%), 1.64%, 10/13/27(c)	14,770	13,577,862
(1 year CMT + 0.83%), 2.34%, 01/19/28(c)	7,725	7,296,147
Mizuho Financial Group, Inc.(c)
(1 year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,305,383
(1 year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,832,214
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	2,855,462
(SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,227,933
(SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,436,822
Morgan Stanley
3.70%, 10/23/24	25	25,449
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	3,130	3,160,973
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	325	325,904
(SOFR + 0.46%), 0.53%, 01/25/24(c)	13,300	13,083,615
(SOFR + 0.72%), 0.99%, 12/10/26(c)	12,180	11,170,436
(SOFR + 0.86%), 1.51%, 07/20/27(c)	4,585	4,214,548
(SOFR + 0.88%), 1.59%, 05/04/27(c)	1,880	1,746,674
(SOFR + 1.14%), 2.70%, 01/22/31(c)	2,090	1,961,186
(SOFR + 1.18%), 2.24%, 07/21/32(c)	1,685	1,493,128
(SOFR + 1.99%), 2.19%, 04/28/26(c)	8,810	8,510,182

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(SOFR + 3.12%), 3.62%, 04/01/31(c)	$13,680	$13,608,833
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(c)	3,590	3,380,669
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(c)	470	466,182
ORIX Corp., 2.90%, 07/18/22	25	25,094
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	20	18,814
3.88%, 03/15/31	1,380	1,217,436
Stena International SA, 6.13%, 02/01/25(a)	200	200,000
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	349,824
1.47%, 07/08/25	7,252	6,823,473
1.40%, 09/17/26	7,800	7,115,722
2.17%, 01/14/27	2,735	2,584,809
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	3,625	3,463,858

		609,835,797

Diversified Telecommunication Services — 0.4%
AT&T, Inc., 1.70%, 03/25/26	10,980	10,394,609
Consolidated Communications, Inc.(a)
5.00%, 10/01/28	430	370,054
6.50%, 10/01/28	250	230,350
Level 3 Financing, Inc.
5.25%, 03/15/26	25	25,040
4.63%, 09/15/27(a)	95	89,426
3.63%, 01/15/29(a)	1,700	1,487,500
3.75%, 07/15/29(a)	650	576,050
Lumen Technologies, Inc.
5.63%, 04/01/25	2,400	2,418,000
5.13%, 12/15/26(a)	495	471,488
4.00%, 02/15/27(a)	285	265,430
4.50%, 01/15/29(a)	1,415	1,216,893
Series G, 6.88%, 01/15/28	50	49,908
Series P, 7.60%, 09/15/39	50	48,020
Series W, 6.75%, 12/01/23	100	103,836
Series Y, 7.50%, 04/01/24	25	26,319
Sprint Capital Corp.
6.88%, 11/15/28	1,071	1,240,957
8.75%, 03/15/32	3,120	4,202,640
Telecom Italia Capital SA
6.38%, 11/15/33	900	860,157
6.00%, 09/30/34	850	799,059
7.20%, 07/18/36	1,200	1,167,000
7.72%, 06/04/38	50	50,990
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	3,555	3,199,500
Verizon Communications, Inc.
0.75%, 03/22/24	90	87,092
3.38%, 02/15/25	3,000	3,037,727
3.00%, 03/22/27	440	434,859
4.33%, 09/21/28	350	369,206
1.68%, 10/30/30	2,273	1,981,894
Zayo Group Holdings, Inc.(a)
4.00%, 03/01/27	505	464,716
6.13%, 03/01/28	310	277,450

		35,946,170

Electric Utilities — 0.8%
AEP Texas, Inc., 3.95%, 06/01/28	50	51,017

Security	Par (000)	Value

Electric Utilities (continued)
Alabama Power Co., 3.05%, 03/15/32	$1,465	$1,424,446
Ameren Corp., 3.50%, 01/15/31	140	138,100
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,776,344
Appalachian Power Co., Class AA, 2.70%, 04/01/31	800	741,198
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,027,719
Atlantic City Electric Co., 4.00%, 10/15/28	50	51,566
Avangrid, Inc., 3.80%, 06/01/29	100	101,477
Berkshire Hathaway Energy Co.
4.05%, 04/15/25	3,330	3,432,564
3.25%, 04/15/28	100	100,046
1.65%, 05/15/31	245	213,349
Black Hills Corp., 1.04%, 08/23/24	570	544,084
CenterPoint Energy Houston Electric LLC, Series AG, Class AG, 3.00%, 03/01/32	635	620,818
Commonwealth Edison Co., 2.20%, 03/01/30	170	157,103
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	328,922
Constellation Energy Generation LLC, 3.25%, 06/01/25	770	766,758
Dominion Energy, Inc.
4.25%, 06/01/28	165	170,414
Series A, 1.45%, 04/15/26	1,200	1,115,752
Series B, 3.60%, 03/15/27	1,300	1,305,288
Series C, 3.38%, 04/01/30	310	305,821
Series C, 2.25%, 08/15/31	1,375	1,238,529
DPL, Inc., 4.35%, 04/15/29	200	195,500
DTE Electric Co., Series C, 2.63%, 03/01/31	390	370,794
DTE Energy Co.
Series C, 3.40%, 06/15/29	122	119,361
Series F, 1.05%, 06/01/25	630	589,357
Duke Energy Corp.
3.05%, 08/15/22	50	50,047
3.75%, 04/15/24	1,180	1,197,538
2.65%, 09/01/26	1,100	1,070,592
3.40%, 06/15/29	255	253,901
2.55%, 06/15/31	3,870	3,538,328
Duke Energy Florida LLC, 1.75%, 06/15/30	115	102,371
Edison International, 4.95%, 04/15/25	2,500	2,557,719
Entergy Corp., 0.90%, 09/15/25	290	265,937
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,183,007
Entergy Texas, Inc., 4.00%, 03/30/29	50	52,084
Evergy, Inc., 2.90%, 09/15/29	100	95,578
Eversource Energy
Series L, 2.90%, 10/01/24	800	795,862
Series M, 3.30%, 01/15/28	1,000	981,833
Series N, 3.80%, 12/01/23	100	101,457
Exelon Corp., 3.95%, 06/15/25	1,500	1,529,285
FirstEnergy Corp.
Series C, 5.35%, 07/15/47	500	521,670
Series C, 3.40%, 03/01/50	1,000	842,290
Florida Power & Light Co.
2.85%, 04/01/25	35	35,059
2.45%, 02/03/32	190	178,708
Georgia Power Co.
3.25%, 03/30/27	50	49,680
Series B, 2.65%, 09/15/29	700	658,917
Interstate Power and Light Co., 2.30%, 06/01/30	310	282,604

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co., 3.65%, 04/15/29	$310	$318,634
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,881,725
3.70%, 03/15/29	100	102,285
2.40%, 03/15/30	1,105	1,029,962
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	657,570
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	4,805	4,735,973
2.94%, 03/21/24	7,100	7,103,264
1.90%, 06/15/28	1,335	1,230,002
3.50%, 04/01/29	150	151,162
2.75%, 11/01/29	1,005	960,323
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24	30	30,360
4.25%, 09/15/24	25	25,188
4.50%, 09/15/27	1,100	1,094,891
Pacific Gas and Electric Co.
1.75%, 06/16/22	330	329,625
3.15%, 01/01/26	2,350	2,262,720
2.10%, 08/01/27	35	31,449
3.00%, 06/15/28	1,265	1,176,636
3.25%, 06/01/31	1,750	1,582,925
PG&E Corp., 5.25%, 07/01/30	1,580	1,532,442
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	343,012
Public Service Electric & Gas Co., 2.45%, 01/15/30	1,350	1,279,741
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	94,083
Puget Energy, Inc., 2.38%, 06/15/28	170	155,424
Sempra Energy
3.40%, 02/01/28	50	49,833
3.70%, 04/01/29	350	351,694
Southern California Edison Co.
2.85%, 08/01/29	115	109,435
Series B, 3.65%, 03/01/28	770	768,819
Southern Power Co., 0.90%, 01/15/26	2,000	1,832,164
Talen Energy Supply LLC, 6.63%, 01/15/28(a)	1,600	1,488,000
Tucson Electric Power Co., 1.50%, 08/01/30	30	25,665
Union Electric Co.
3.50%, 03/15/29	50	50,738
2.95%, 03/15/30	240	234,859
Virginia Electric and Power Co., 2.30%, 11/15/31	5,135	4,706,018
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	158,119

		78,115,534

Electrical Equipment(a) — 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24	150	149,402
12.25%, 11/15/26	250	270,392
GrafTech Finance, Inc., 4.63%, 12/15/28	4,002	3,721,540

		4,141,334

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.05%, 03/01/25	105	102,145
2.80%, 02/15/30	1,000	948,112
Arrow Electronics, Inc., 2.95%, 02/15/32	3,735	3,430,100
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,198,412
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	100	103,446

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
4.13%, 05/01/25	$220	$221,155
2.67%, 12/01/26	7,000	6,597,675
3.28%, 12/01/28	2,500	2,354,750
Imola Merger Corp., 4.75%, 05/15/29(a)	1,350	1,299,996
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	2,055,104
4.60%, 04/06/27	130	136,237
3.00%, 10/30/29	80	76,270
Rockwell Automation, Inc.
0.35%, 08/15/23	1,040	1,011,117
1.75%, 08/15/31	260	228,980
TD SYNNEX Corp.(a)
1.25%, 08/09/24	5,000	4,750,314
2.38%, 08/09/28	2,000	1,800,139
Trimble, Inc.
4.15%, 06/15/23	2,000	2,027,760
4.75%, 12/01/24	4,300	4,421,813
4.90%, 06/15/28	760	787,116
Xerox Corp., 4.63%, 03/15/23	100	100,444
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,462,890

		35,113,975

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.49%, 05/01/30	2,420	2,583,931
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,375	1,392,187
TechnipFMC PLC, 6.50%, 02/01/26(a)	950	984,438
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,000	1,003,840
Weatherford International Ltd.(a)
11.00%, 12/01/24	12	12,420
8.63%, 04/30/30	2,775	2,817,596

		8,794,412

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	2,113,702
Covanta Holding Corp., 5.00%, 09/01/30	1,357	1,285,757
GFL Environmental, Inc.(a)
3.75%, 08/01/25	127	124,676
5.13%, 12/15/26	180	181,530
4.00%, 08/01/28	4,335	3,988,200
3.50%, 09/01/28	500	469,423
Stericycle, Inc., 3.88%, 01/15/29(a)	170	158,100
Tervita Corp., 11.00%, 12/01/25(a)	375	424,740
Waste Connections, Inc.
4.25%, 12/01/28	4,000	4,148,848
2.60%, 02/01/30	110	103,482
3.20%, 06/01/32	1,390	1,356,289

		14,354,747

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Homes 4 Rent LP, 2.38%, 07/15/31	355	313,392
American Tower Corp.
3.50%, 01/31/23	2,545	2,568,583
0.60%, 01/15/24	4,360	4,178,651
5.00%, 02/15/24	1,570	1,623,910
2.95%, 01/15/25	200	197,732
2.40%, 03/15/25	1,071	1,042,254
1.45%, 09/15/26	2,900	2,645,955
2.75%, 01/15/27	6,000	5,745,214

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued) 3.65%, 03/15/27	$6,100	$6,083,698
Brixmor Operating Partnership LP, 4.05%, 07/01/30	120	120,401
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	1,640	1,625,125
Camden Property Trust
3.15%, 07/01/29	1,000	988,896
2.80%, 05/15/30	220	211,437
CubeSmart LP, 2.25%, 12/15/28	4,000	3,632,302
EPR Properties, 3.60%, 11/15/31	545	494,098
Equinix, Inc.
2.63%, 11/18/24	5,150	5,076,361
1.25%, 07/15/25	1,075	1,002,209
Essex Portfolio LP, 1.70%, 03/01/28	9,355	8,431,740
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,290,498
Iron Mountain, Inc.(a) 4.88%, 09/15/27	50	49,438
5.25%, 03/15/28	2,500	2,466,500
5.00%, 07/15/28	2,000	1,949,740
4.88%, 09/15/29	1,854	1,764,767
5.25%, 07/15/30	1,340	1,313,200
4.50%, 02/15/31	300	277,053
5.63%, 07/15/32	5,700	5,616,096
Life Storage LP, 3.88%, 12/15/27	1,000	1,011,319
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc. 5.63%, 05/01/24	1,050	1,080,954
4.63%, 06/15/25(a)	2,210	2,226,575
5.75%, 02/01/27	160	169,000
3.88%, 02/15/29(a)	620	609,150
Mid-America Apartments LP, 1.10%, 09/15/26	260	236,747
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,100	1,118,563
4.63%, 08/01/29	50	49,500
Office Properties Income Trust, 3.45%, 10/15/31	2,918	2,513,992
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(a)	430	403,104
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)	3,615	3,611,692
Public Storage
0.88%, 02/15/26	750	692,423
1.95%, 11/09/28	9,275	8,583,690
3.39%, 05/01/29	450	454,328
Realty Income Corp., 3.25%, 01/15/31	480	471,363
Simon Property Group LP
3.50%, 09/01/25	810	817,151
1.38%, 01/15/27	2,920	2,685,033
Starwood Property Trust, Inc.
4.75%, 03/15/25	2,000	2,024,960
3.63%, 07/15/26(a)	3,480	3,322,948
Welltower, Inc.
4.00%, 06/01/25	565	573,691

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc. (continued)
3.85%, 06/15/32	$485	$488,386
XHR LP, 6.38%, 08/15/25(a)	1,055	1,087,257

		94,941,076

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	2,730	2,639,132
3.50%, 03/15/29	245	221,105
4.88%, 02/15/30	1,750	1,704,062
Campbell Soup Co., 3.95%, 03/15/25	2,500	2,543,944
Costco Wholesale Corp.
1.38%, 06/20/27	385	357,830
1.60%, 04/20/30	1,885	1,689,002
Dollar General Corp., 4.15%, 11/01/25	2,000	2,066,827
General Mills, Inc.
3.65%, 02/15/24	1,000	1,014,722
4.00%, 04/17/25	690	704,308
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,717,625
Kraft Heinz Foods Co.
3.75%, 04/01/30	21,110	21,019,438
6.88%, 01/26/39	500	615,625
5.00%, 06/04/42	1,000	1,068,100
5.20%, 07/15/45	2,250	2,435,625
4.38%, 06/01/46	475	469,129
Kroger Co., 2.20%, 05/01/30	40	36,517
McCormick & Co., Inc., 3.15%, 08/15/24	300	300,809
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445	456,125
Walmart, Inc., 1.50%, 09/22/28	3,690	3,387,993

		44,447,918

Food Products — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	485,000
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	1,085	1,027,721
3.75%, 09/25/27	3,000	3,015,730
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460	424,350
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	4,497	4,586,940
Mondelez International, Inc., 1.50%, 05/04/25	585	558,775

		10,098,516

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	395	371,154

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.40%, 11/30/23	70	71,158
DH Europe Finance II Sarl
2.05%, 11/15/22	1,075	1,076,516
2.60%, 11/15/29	68	64,817
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,000	2,083,462
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	1,012,500
3.25%, 02/15/29	2,315	2,161,678
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(a)	36	37,080
PerkinElmer, Inc.
0.85%, 09/15/24	13,200	12,522,250
1.90%, 09/15/28	2,450	2,213,795

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
PerkinElmer, Inc. (continued)
2.25%, 09/15/31	$840	$742,443
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	6,910	6,644,915

		28,630,614

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(a)	3,315	3,331,575
Aetna, Inc., 3.50%, 11/15/24	1,000	1,010,779
AmerisourceBergen Corp.,
3.45%, 12/15/27	849	850,058
Anthem, Inc.
2.95%, 12/01/22	25	25,173
0.45%, 03/15/23	3,855	3,791,281
3.35%, 12/01/24	700	705,440
2.38%, 01/15/25	95	93,668
Centene Corp.
4.25%, 12/15/27	500	501,875
2.45%, 07/15/28	435	397,460
4.63%, 12/15/29	500	504,045
3.38%, 02/15/30	580	545,742
3.00%, 10/15/30	2,000	1,836,940
2.63%, 08/01/31	3,305	2,941,450
CHS/Community Health Systems, Inc.(a)
8.00%, 03/15/26	3,650	3,801,183
5.63%, 03/15/27	835	850,393
HCA, Inc.
5.25%, 04/15/25	2,940	3,095,265
5.88%, 02/15/26	100	106,351
5.25%, 06/15/26	10,950	11,557,785
5.38%, 09/01/26	10	10,500
5.63%, 09/01/28	110	118,938
5.88%, 02/01/29	280	306,096
4.13%, 06/15/29	3,505	3,572,656
3.50%, 09/01/30	2,325	2,246,098
2.38%, 07/15/31	8,450	7,551,825
Humana, Inc.
3.85%, 10/01/24	2,395	2,432,986
4.50%, 04/01/25	1,985	2,055,375
Legacy LifePoint Health LLC(a)
6.75%, 04/15/25	110	113,655
4.38%, 02/15/27	195	188,389
LifePoint Health, Inc., 5.38%, 01/15/29(a)	960	907,087
McKesson Corp., 0.90%, 12/03/25	2,515	2,309,216
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	6,265,064
Molina Healthcare, Inc.(a)
4.38%, 06/15/28	1,520	1,504,222
3.88%, 11/15/30	2,000	1,920,000
3.88%, 05/15/32	590	561,060
Prime Healthcare Services, Inc., 7.25%, 11/01/25(a)	840	860,992
Teleflex, Inc.
4.63%, 11/15/27	250	253,438
4.25%, 06/01/28(a)	75	73,031
Tenet Healthcare Corp.
6.75%, 06/15/23	75	78,111
4.63%, 07/15/24	124	124,533
4.88%, 01/01/26(a)	600	605,250
6.25%, 02/01/27(a)	100	102,660
5.13%, 11/01/27(a)	300	301,412
4.63%, 06/15/28(a)	2,514	2,466,862
6.13%, 10/01/28(a)	1,938	1,969,492

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.75%, 07/15/25	$3,000	$3,085,246
3.10%, 03/15/26	50	50,459
3.85%, 06/15/28	2,200	2,289,603
2.00%, 05/15/30	3,585	3,299,595

		83,570,314

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	10,117
Charles River Laboratories International, Inc.(a)
4.25%, 05/01/28	3,025	2,956,937
4.00%, 03/15/31	2,000	1,877,500
IQVIA, Inc.(a)
5.00%, 10/15/26	1,200	1,221,000
5.00%, 05/15/27	1,000	1,011,045
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	9,015	8,394,135
Syneos Health, Inc., 3.63%, 01/15/29(a)	485	448,019
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26(a)	975	962,812

		16,881,565

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
5.75%, 04/15/25	1,295	1,332,413
3.88%, 01/15/28	4,510	4,273,383
4.00%, 10/15/30	2,775	2,503,147
Affinity Gaming, 6.88%, 12/15/27(a)	175	170,188
Boyd Gaming Corp., 4.75%, 12/01/27	1,625	1,616,875
Boyne USA, Inc., 4.75%, 05/15/29(a)	480	460,800
Cedar Fair LP, 5.25%, 07/15/29	15	14,775
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	318,344
Choice Hotels International, Inc.
3.70%, 12/01/29	2,755	2,696,022
3.70%, 01/15/31	2,000	1,944,720
Darden Restaurants, Inc., 3.85%, 05/01/27	10	10,139
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	128	134,675
Full House Resorts, Inc., 8.25%, 02/15/28(a)	390	398,775
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	3,460	3,561,413
5.38%, 04/15/26	4,450	4,649,955
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	45,986
4.88%, 01/15/30	375	374,154
4.00%, 05/01/31(a)	1,585	1,495,844
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	270	257,660
4.88%, 07/01/31	665	617,818
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	50,337
International Game Technology PLC(a)
4.13%, 04/15/26	525	518,438
5.25%, 01/15/29	1,565	1,561,087
KFC Holding Co., 4.75%, 06/01/27(a)	625	634,375
Marriott International, Inc., Series EE, 5.75%, 05/01/25	170	180,495
Marriott Ownership Resorts, Inc.(a)
6.13%, 09/15/25	265	271,625
4.50%, 06/15/29	780	735,150

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp., 1.45%, 09/01/25	$105	$100,365
MGM Resorts International
6.75%, 05/01/25	500	515,855
5.50%, 04/15/27	98	98,980
4.75%, 10/15/28	500	483,915
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	331,870
Scientific Games International, Inc.(a)
8.63%, 07/01/25	790	830,487
5.00%, 10/15/25	25	25,625
7.00%, 05/15/28	1,100	1,140,144
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	1,000,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,250	1,304,687
Starbucks Corp.
1.30%, 05/07/22	160	160,029
3.55%, 08/15/29	40	40,132
Travel + Leisure Co.
3.90%, 03/01/23	100	100,250
5.65%, 04/01/24	100	103,573
6.00%, 04/01/27	300	309,000
4.63%, 03/01/30(a)	100	93,000
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	1,032,880
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)	1,000	962,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(a)	50	49,875
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	511,104
5.13%, 12/15/29	400	333,000
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800	784,500
4.63%, 01/31/32	9,822	9,500,722

		50,641,086

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	1,660	1,446,142
Beazer Homes USA, Inc.
5.88%, 10/15/27	100	96,625
7.25%, 10/15/29	2,560	2,573,696
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	279,034
4.88%, 02/15/30	600	536,589
Century Communities, Inc.
6.75%, 06/01/27	1,750	1,815,800
3.88%, 08/15/29(a)	1,845	1,654,505
Empire Communities Corp., 7.00%, 12/15/25(a)	525	518,700
LGI Homes, Inc., 4.00%, 07/15/29(a)	4,221	3,705,996
Mattamy Group Corp.(a)
5.25%, 12/15/27	40	39,484
4.63%, 03/01/30	310	291,186
Meritage Homes Corp.
6.00%, 06/01/25	1,500	1,576,525
5.13%, 06/06/27	2,100	2,120,895
Newell Brands, Inc.
4.45%, 04/01/26	850	855,312
5.88%, 04/01/36	550	565,125
NVR, Inc., 3.00%, 05/15/30	3,220	3,005,331
Shea Homes LP/Shea Homes Funding Corp.(a)
4.75%, 02/15/28	655	616,224

Security	Par (000)	Value

Household Durables (continued)
Shea Homes LP/Shea Homes Funding Corp.(a) (continued)
4.75%, 04/01/29	$865	$808,987
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	104,000
Tempur Sealy International, Inc.(a)
4.00%, 04/15/29	450	408,746
3.88%, 10/15/31	2,600	2,229,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	51,936
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,447,506

		26,747,844

Household Products — 0.0%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25(a)	2,100	2,152,500

Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	963,660
Calpine Corp.(a)
5.25%, 06/01/26	166	166,830
5.13%, 03/15/28	645	614,414
4.63%, 02/01/29	345	317,400
5.00%, 02/01/31	400	364,000
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,586,841
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)	500	514,065
NRG Energy, Inc., 6.63%, 01/15/27	30	30,916
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)	460	494,100
TerraForm Power Operating LLC(a)
4.25%, 01/31/23	550	548,625
5.00%, 01/31/28	75	74,681

		5,675,532

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 0.55%, 09/01/23	5,170	5,008,775
Trinity Industries, Inc., 4.55%, 10/01/24	500	508,525

		5,517,300

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.(a)
7.00%, 11/15/25	250	249,925
6.00%, 08/01/29	695	642,618
Aflac, Inc.
1.13%, 03/15/26	6,510	6,055,870
3.60%, 04/01/30	2,592	2,675,228
AmWINS Group, Inc., 4.88%, 06/30/29(a)	125	120,002
Aon Corp.
2.85%, 05/28/27	495	484,242
2.80%, 05/15/30	405	385,785
AssuredPartners, Inc., 5.63%, 01/15/29(a)	550	506,220
Athene Holding Ltd., 3.50%, 01/15/31	3,945	3,775,959
AXA SA, 8.60%, 12/15/30	11,960	15,782,655
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	2,023,557
Brown & Brown, Inc., 4.20%, 03/17/32	3,135	3,185,349
Corebridge Financial, Inc., 3.50%, 04/04/25	4,700	4,696,287
Enstar Group Ltd., 3.10%, 09/01/31	3,795	3,394,215
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	1,005	937,319
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,062,663

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	$2,945	$3,006,691
3.50%, 03/10/25	2,200	2,215,759
4.38%, 03/15/29	2,230	2,356,537
2.25%, 11/15/30	4,215	3,847,594
2.38%, 12/15/31	7,610	6,967,793
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	3,150,000
Progressive Corp.
2.50%, 03/15/27	1,565	1,531,848
3.00%, 03/15/32	1,130	1,099,488
Willis North America, Inc.
4.50%, 09/15/28	130	133,580
2.95%, 09/15/29	995	934,379

		71,221,563

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(a)	415	387,137
Baidu, Inc., 1.72%, 04/09/26	2,170	1,998,820
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,425,000
eBay, Inc., 1.90%, 03/11/25	4,150	4,021,313
JD.com, Inc., 3.38%, 01/14/30	200	188,840
Netflix, Inc.
3.63%, 06/15/25(a)	660	663,571
4.88%, 04/15/28	100	104,875
5.88%, 11/15/28	900	992,070
6.38%, 05/15/29	500	565,390
5.38%, 11/15/29(a)	500	541,250
4.88%, 06/15/30(a)	1,000	1,066,700

		11,954,966

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500	1,493,055
3.60%, 11/28/24	550	551,073
Amazon.com, Inc., 2.10%, 05/12/31	4,090	3,799,464
Genuine Parts Co., 1.75%, 02/01/25	10,100	9,643,989

		15,487,581

Internet Software & Services — 0.2%
Booking Holdings, Inc., 4.63%, 04/13/30	153	165,941
Expedia Group, Inc.
3.60%, 12/15/23	795	801,574
2.95%, 03/15/31	250	231,461
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	1,004,555
Match Group Holdings II LLC(a)
4.63%, 06/01/28	2,335	2,262,031
5.63%, 02/15/29	35	34,773
4.13%, 08/01/30	1,930	1,808,545
3.63%, 10/01/31	2,465	2,204,782
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	748,868
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60	61,977
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395	412,183
8.00%, 11/01/26	550	584,485
7.50%, 09/15/27	2,500	2,665,650
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,414,816

Security	Par (000)	Value

Internet Software & Services (continued)
VeriSign, Inc. (continued)
4.75%, 07/15/27	$1,150	$1,174,903
2.70%, 06/15/31	885	800,925

		17,377,469

IT Services — 0.4%
Booz Allen Hamilton, Inc.(a)
3.88%, 09/01/28	4,175	4,030,086
4.00%, 07/01/29	525	512,631
Camelot Finance SA, 4.50%, 11/01/26(a)	500	486,250
Gartner, Inc.(a)
4.50%, 07/01/28	3,552	3,538,662
3.63%, 06/15/29	930	871,875
3.75%, 10/01/30	2,795	2,623,806
International Business Machines Corp.
3.00%, 05/15/24	150	150,992
2.20%, 02/09/27	5,120	4,944,693
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,849,640
Kyndryl Holdings, Inc.(a)
2.05%, 10/15/26	680	607,079
2.70%, 10/15/28	680	588,332
Presidio Holdings, Inc.(a)
4.88%, 02/01/27	230	226,550
8.25%, 02/01/28	35	35,700
Science Applications International Corp., 4.88%, 04/01/28(a)	170	167,508
Twilio, Inc., 3.88%, 03/15/31	2,000	1,859,035
Verisk Analytics, Inc., 4.00%, 06/15/25	3,550	3,623,205
Ziff Davis, Inc., 4.63%, 10/15/30(a)	8,877	8,452,901
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	185	169,095

		38,738,040

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	144,070

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	690	700,267
2.10%, 06/04/30	600	538,525
2.30%, 03/12/31	750	677,530

		1,916,322

Machinery — 0.2%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	3,970	3,869,802
0.80%, 11/13/25	7,235	6,725,447
Deere & Co., 2.75%, 04/15/25	150	149,066
IDEX Corp., 2.63%, 06/15/31	3,200	2,909,110
Otis Worldwide Corp.
2.06%, 04/05/25	1,000	973,511
2.29%, 04/05/27	65	61,225
2.57%, 02/15/30	125	116,824
Terex Corp., 5.00%, 05/15/29(a)	3,050	2,923,334
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(a)	200	198,735
TK Elevator US Newco Inc., 5.25%, 07/15/27(a)	910	900,017
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,250,229

		21,077,300

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 0.8%
Altice France Holding SA, 10.50%, 05/15/27(a)	$400	$418,602
AMC Networks, Inc., 4.75%, 08/01/25	1,025	1,021,361
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	195,740
Block Communications, Inc., 4.88%, 03/01/28(a)	60	57,900
Cable One, Inc., 4.00%, 11/15/30(a)	275	253,610
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(a)	250	250,369
5.00%, 02/01/28(a)	100	98,950
5.38%, 06/01/29(a)	100	100,000
4.75%, 03/01/30(a)	2,000	1,920,480
4.50%, 08/15/30(a)	810	760,017
4.25%, 02/01/31(a)	420	381,150
4.50%, 05/01/32	4,000	3,658,800
4.50%, 06/01/33(a)	2,000	1,795,000
4.25%, 01/15/34(a)	3,000	2,605,485
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,640	1,646,013
4.50%, 02/01/24	6,920	7,078,015
4.91%, 07/23/25	4,250	4,407,297
3.75%, 02/15/28	400	394,985
2.25%, 01/15/29	2,765	2,488,136
5.05%, 03/30/29	500	529,412
2.30%, 02/01/32	1,105	944,516
CSC Holdings LLC, 5.25%, 06/01/24	200	200,253
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)	800	800,192
Directv Financing LLC/Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/27(a)	345	339,394
DISH DBS Corp.
5.88%, 07/15/22	100	100,498
5.00%, 03/15/23	450	451,593
5.88%, 11/15/24	475	473,812
7.75%, 07/01/26	1,075	1,068,012
7.38%, 07/01/28	2,010	1,904,475
FactSet Research Systems, Inc., 2.90%, 03/01/27	9,015	8,760,172
Fox Corp., 4.03%, 01/25/24	35	35,731
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	84,431
5.00%, 05/01/28	2,275	2,184,000
6.75%, 05/01/29	165	158,400
GCI LLC, 4.75%, 10/15/28(a)	6,310	6,160,201
Gray Television, Inc., 5.88%, 07/15/26(a)	14	14,334
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	137,362
6.63%, 08/01/26	309	320,308
Lamar Media Corp.
4.00%, 02/15/30	250	237,812
3.63%, 01/15/31	135	123,948
Nexstar Media, Inc., 4.75%, 11/01/28(a)	500	484,375
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	24,440
Stagwell Global LLC, 5.63%, 08/15/29(a)	1,005	948,097
TEGNA, Inc.
4.75%, 03/15/26(a)	2,570	2,568,664
4.63%, 03/15/28	3,590	3,571,045
5.00%, 09/15/29	5,385	5,398,172
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	2,281	1,116,572
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	700,298

Security	Par (000)	Value

Media (continued)
Univision Communications, Inc.(a)
5.13%, 02/15/25	$15	$15,013
9.50%, 05/01/25	85	89,250
6.63%, 06/01/27	900	942,750
Videotron Ltd., 5.13%, 04/15/27(a)	500	505,988
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	656,424
Walt Disney Co., 1.65%, 09/01/22	230	230,188
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,409,625

		73,221,667

Metals & Mining — 0.8%
Alcoa Nederland Holding BV(a)
5.50%, 12/15/27	1,000	1,035,080
6.13%, 05/15/28	1,200	1,257,000
4.13%, 03/31/29	1,760	1,724,677
ArcelorMittal SA
4.55%, 03/11/26	2,250	2,305,204
4.25%, 07/16/29	750	761,564
Arconic Corp.(a)
6.00%, 05/15/25	500	511,500
6.13%, 02/15/28	2,000	2,006,730
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	2,664	2,795,122
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(a)	1,074	1,197,510
5.88%, 06/01/27	1,000	1,025,725
4.63%, 03/01/29(a)	500	493,148
4.88%, 03/01/31(a)	1,290	1,275,487
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	480,985
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	1,065	1,045,873
Freeport-McMoRan, Inc.
4.55%, 11/14/24	5,489	5,653,670
5.00%, 09/01/27	75	77,005
4.13%, 03/01/28	8,115	8,106,642
4.38%, 08/01/28	240	241,111
5.25%, 09/01/29	50	52,380
4.25%, 03/01/30	750	755,002
4.63%, 08/01/30	1,000	1,022,500
5.40%, 11/14/34	75	83,254
5.45%, 03/15/43	1,300	1,455,792
IAMGOLD Corp., 5.75%, 10/15/28(a)	545	496,733
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	1,687	1,826,177
Mineral Resources Ltd., 8.13%, 05/01/27(a)	850	878,687
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	6,690	6,252,829
2.15%, 08/15/30	2,000	1,792,792
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	80	74,600
Southern Copper Corp., 3.88%, 04/23/25	200	201,750
Taseko Mines Ltd., 7.00%, 02/15/26(a)	4,600	4,736,850
U.S. Steel Corp., 6.88%, 03/01/29	1,065	1,107,600
Vale Overseas Ltd.
6.25%, 08/10/26	18,704	20,531,381
3.75%, 07/08/30	3,130	3,009,573

		76,271,933

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(a)	2,730	2,776,547

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail — 0.1%
Bath & Body Works, Inc.
9.38%, 07/01/25(a)	$101	$115,281
6.69%, 01/15/27	1,300	1,381,081
5.25%, 02/01/28	3,610	3,631,263
7.50%, 06/15/29	50	54,160
6.63%, 10/01/30(a)	1,465	1,538,250
6.88%, 11/01/35	1,655	1,704,650
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(a)	320	307,413
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(a)	125	124,687
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)	230	236,210

		9,092,995

Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	45,900
5.75%, 05/20/27	100	99,625
National Fuel Gas Co.
5.20%, 07/15/25	2,908	3,025,072
5.50%, 01/15/26	2,600	2,752,897
3.95%, 09/15/27	40	39,734
2.95%, 03/01/31	605	550,544
NiSource, Inc., 0.95%, 08/15/25	4,330	3,979,183
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	49,615
Southwest Gas Corp.
2.20%, 06/15/30	25	21,879
4.05%, 03/15/32	2,995	2,986,751

		13,551,200

Offshore Drilling & Other Services(a) — 0.0%
Entegris, Inc.
4.38%, 04/15/28	2,325	2,249,437
3.63%, 05/01/29	1,575	1,473,665

		3,723,102

Oil, Gas & Consumable Fuels — 3.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	217,917
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	6,500	6,638,125
5.38%, 06/15/29	8,150	8,141,687
Antero Resources Corp.(a)
8.38%, 07/15/26	68	74,970
7.63%, 02/01/29	1,288	1,392,238
5.38%, 03/01/30	6,040	6,168,350
Apache Corp.
4.25%, 01/15/30	3,745	3,775,016
5.10%, 09/01/40	4,250	4,281,875
4.75%, 04/15/43	3,000	2,835,000
Artera Services LLC, 9.03%, 12/04/25(a)	650	649,522
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
8.25%, 12/31/28	385	404,443
5.88%, 06/30/29	380	375,474
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	275	255,772
Buckeye Partners LP
4.15%, 07/01/23	100	100,348
4.13%, 03/01/25(a)	500	493,095
3.95%, 12/01/26	100	97,724
4.50%, 03/01/28(a)	130	124,535

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
5.85%, 11/15/43	$400	$340,976
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	2,475	2,566,637
Canadian Natural Resources Ltd.
2.95%, 01/15/23	600	602,923
3.85%, 06/01/27	2,600	2,628,917
2.95%, 07/15/30	11,605	11,034,701
Cenovus Energy, Inc., 5.38%, 07/15/25	92	97,012
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	4,700	5,000,971
5.88%, 03/31/25	7,492	7,907,302
5.13%, 06/30/27	500	532,964
3.70%, 11/15/29	1,660	1,654,821
Cheniere Energy Partners LP
4.50%, 10/01/29	395	396,975
3.25%, 01/31/32(a)	1,690	1,536,700
Cheniere Energy, Inc., 4.63%, 10/15/28	2,500	2,508,375
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	110	112,649
Chevron Corp.
1.55%, 05/11/25	1,480	1,427,843
2.00%, 05/11/27	140	134,356
2.24%, 05/11/30	170	160,760
Chevron USA, Inc., 3.85%, 01/15/28	910	947,886
Civitas Resources, Inc., 5.00%, 10/15/26(a)	385	381,643
CNX Resources Corp.(a)
7.25%, 03/14/27	2,380	2,518,421
6.00%, 01/15/29	5,685	5,741,850
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)	1,510	1,556,734
Comstock Resources, Inc.(a)
7.50%, 05/15/25	18	18,270
6.75%, 03/01/29	1,645	1,696,949
Conoco Funding Co., 7.25%, 10/15/31	405	533,339
ConocoPhillips Co.
2.40%, 03/07/25	2,980	2,945,702
6.95%, 04/15/29	515	636,150
Continental Resources, Inc.
4.50%, 04/15/23	61	61,732
4.38%, 01/15/28	1,510	1,530,838
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	4,250	4,211,070
6.00%, 02/01/29	5,910	5,887,837
CrownRock LP/CrownRock Finance, Inc.(a)
5.63%, 10/15/25	275	280,290
5.00%, 05/01/29	310	310,000
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	485,285
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,196,264
5.13%, 05/15/29	3,500	3,599,715
8.13%, 08/16/30	1,000	1,230,000
6.75%, 09/15/37(a)	50	58,625
5.60%, 04/01/44	610	640,964
Devon Energy Corp.
5.25%, 10/15/27	325	336,937
5.88%, 06/15/28	191	202,210
4.50%, 01/15/30	1,155	1,191,885
Diamondback Energy, Inc., 3.13%, 03/24/31	845	807,019
DT Midstream, Inc.(a)
4.13%, 06/15/29	1,000	958,805

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(a) (continued)
4.38%, 06/15/31	$1,000	$957,500
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	466,538
Enbridge, Inc.
4.00%, 10/01/23	2,000	2,031,077
2.15%, 02/16/24	1,650	1,628,661
3.50%, 06/10/24	1,690	1,708,273
1.60%, 10/04/26	5,000	4,621,015
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(a)	2,000	2,067,500
Energy Transfer LP, 4.05%, 03/15/25	2,495	2,530,366
EnLink Midstream LLC
5.63%, 01/15/28(a)	2,385	2,432,700
5.38%, 06/01/29	3,700	3,690,750
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,200,000
5.60%, 04/01/44	100	86,250
5.45%, 06/01/47	800	674,000
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,440,045
6.50%, 07/01/27(a)	415	433,484
4.50%, 01/15/29(a)	630	589,050
6.50%, 07/15/48	425	410,125
EQT Corp.
6.63%, 02/01/25	775	818,605
3.90%, 10/01/27	1,900	1,894,499
5.00%, 01/15/29	880	908,459
7.50%, 02/01/30	1,340	1,552,725
3.63%, 05/15/31(a)	855	816,525
Exxon Mobil Corp.
2.02%, 08/16/24	300	297,004
2.99%, 03/19/25	950	954,248
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	1,183	1,166,793
8.00%, 01/15/27	2,935	3,019,249
7.75%, 02/01/28	2,000	2,010,610
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,150	3,113,066
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,410	2,379,875
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,383,970
Hess Corp., 4.30%, 04/01/27	1,255	1,287,734
Hess Midstream Operations LP(a)
5.63%, 02/15/26	1,200	1,231,140
5.13%, 06/15/28	1,050	1,049,312
4.25%, 02/15/30	2,730	2,576,028
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28	120	120,600
6.00%, 02/01/31	1,065	1,067,662
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(a)	7,733	7,336,606
ITT Holdings LLC, 6.50%, 08/01/29(a)	930	859,060
Kinder Morgan, Inc., 5.63%, 11/15/23(a)	681	702,982
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	2,000	2,037,300
Matador Resources Co., 5.88%, 09/15/26	1,195	1,216,868
MEG Energy Corp.(a)
6.50%, 01/15/25	15	15,244
7.13%, 02/01/27	3,250	3,402,750
5.88%, 02/01/29	5,525	5,600,969
MPLX LP
4.88%, 12/01/24	10,443	10,815,413

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
1.75%, 03/01/26	$8,000	$7,496,235
4.13%, 03/01/27	4,000	4,090,278
2.65%, 08/15/30	940	861,341
Murphy Oil Corp.
5.75%, 08/15/25	75	76,428
5.88%, 12/01/27	1,462	1,487,585
6.38%, 07/15/28	3,580	3,723,200
6.38%, 12/01/42	1,300	1,245,998
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	508,125
4.75%, 09/15/29	900	892,415
3.75%, 02/15/31(a)	815	743,687
Nabors Industries, Inc., 7.38%, 05/15/27(a)	235	244,106
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,615	3,636,365
6.50%, 09/30/26	4,500	4,458,465
Northern Oil and Gas, Inc., 8.13%, 03/01/28(a)	4,255	4,432,944
Oasis Petroleum, Inc., 6.38%, 06/01/26(a)	4,225	4,330,625
Occidental Petroleum Corp.
5.50%, 12/01/25	420	441,966
8.50%, 07/15/27	265	313,686
3.50%, 08/15/29	817	804,745
8.88%, 07/15/30	415	532,238
6.63%, 09/01/30	4,500	5,163,750
6.13%, 01/01/31	3,340	3,757,500
6.45%, 09/15/36	4,200	4,933,677
4.40%, 04/15/46	4,250	4,037,500
4.10%, 02/15/47	3,000	2,775,000
4.40%, 08/15/49	3,500	3,290,000
ONEOK Partners LP
3.38%, 10/01/22	650	652,004
4.90%, 03/15/25	520	536,697
ONEOK, Inc.
2.75%, 09/01/24	155	154,036
2.20%, 09/15/25	4,510	4,318,725
6.35%, 01/15/31	2,330	2,694,577
Ovintiv Exploration, Inc., 5.38%, 01/01/26	2,000	2,119,911
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	159,143
PDC Energy, Inc.
6.13%, 09/15/24	1,500	1,518,360
5.75%, 05/15/26	5,000	5,068,700
Pioneer Natural Resources Co., 0.55%, 05/15/23	1,485	1,451,953
Range Resources Corp.
5.00%, 03/15/23	100	100,700
8.25%, 01/15/29	475	520,557
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	670,620
Rockies Express Pipeline LLC(a)
4.80%, 05/15/30	300	284,250
6.88%, 04/15/40	300	296,541
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	755	772,476
5.75%, 05/15/24	2,200	2,302,604
Shell International Finance BV, 2.00%, 11/07/24	790	779,543
SM Energy Co., 10.00%, 01/15/25(a)	1,129	1,232,484
Southwestern Energy Co.
5.95%, 01/23/25	365	381,575
7.75%, 10/01/27	100	105,875
8.38%, 09/15/28	2,265	2,485,837
5.38%, 02/01/29	310	313,875

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(a)	$1,425	$1,358,780
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	100	101,875
5.88%, 03/15/28	5,750	5,807,500
4.50%, 05/15/29	1,990	1,877,436
4.50%, 04/30/30(a)	1,761	1,622,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28	650	628,875
6.00%, 12/31/30	755	732,614
6.00%, 09/01/31	1,000	962,750
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,944,318
Targa Resources Corp., 4.20%, 02/01/33(b)	2,315	2,336,122
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	285	293,921
6.50%, 07/15/27	1,174	1,235,201
6.88%, 01/15/29	200	214,616
5.50%, 03/01/30	350	363,489
4.88%, 02/01/31	3,350	3,383,500
4.00%, 01/15/32	1,630	1,568,036
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	1,100	1,072,739
Transocean, Inc., 11.50%, 01/30/27(a)	500	516,250
Tutor Perini Corp., 6.88%, 05/01/25(a)	2,300	2,187,484
Valero Energy Corp., 2.80%, 12/01/31	2,000	1,845,902
Venture Global Calcasieu Pass LLC(a)
3.88%, 08/15/29	625	607,581
4.13%, 08/15/31	575	564,161
Western Midstream Operating LP
4.65%, 07/01/26	750	768,750
4.75%, 08/15/28	500	516,065
4.55%, 02/01/30	6,700	6,666,500
5.45%, 04/01/44	4,500	4,561,920
5.30%, 03/01/48	1,250	1,237,500
5.75%, 02/01/50	285	277,875
Williams Cos., Inc.
4.00%, 09/15/25	3,000	3,052,331
2.60%, 03/15/31	10,710	9,861,885

		354,607,284

Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,426,544

Pharmaceuticals — 0.3%
AbbVie, Inc.
2.90%, 11/06/22	600	603,861
2.30%, 11/21/22	1,120	1,123,776
2.60%, 11/21/24	7,210	7,160,128
3.80%, 03/15/25	1,730	1,762,147
AstraZeneca PLC
3.50%, 08/17/23	100	101,531
3.38%, 11/16/25	1,150	1,166,778
0.70%, 04/08/26	1,200	1,096,567
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	24,932
Bausch Health Cos., Inc.(a)
5.75%, 08/15/27	600	591,210
7.00%, 01/15/28	2,000	1,790,560
Bristol-Myers Squibb Co.
3.55%, 08/15/22	600	604,864

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.90%, 02/20/28	$2,426	$2,526,912
CVS Health Corp.
3.50%, 07/20/22	1,000	1,002,617
2.63%, 08/15/24	85	84,720
1.30%, 08/21/27	825	750,171
Merck & Co., Inc.
0.75%, 02/24/26	1,095	1,022,089
1.70%, 06/10/27	3,122	2,954,131
2.15%, 12/10/31	1,500	1,387,398
Novartis Capital Corp., 2.20%, 08/14/30	180	168,974
Viatris, Inc.
1.13%, 06/22/22	1,330	1,329,919
1.65%, 06/22/25	370	344,303
Zoetis, Inc.
3.00%, 09/12/27	250	248,967
3.90%, 08/20/28	250	256,612
2.00%, 05/15/30	2,215	1,986,209

		30,089,376

Producer Durables: Miscellaneous — 0.1%
Oracle Corp.
3.40%, 07/08/24	1,710	1,722,218
2.95%, 11/15/24	6,000	5,963,883
1.65%, 03/25/26	4,960	4,625,227
Salesforce.com., Inc., 1.95%, 07/15/31	660	603,801

		12,915,129

Real Estate Management & Development — 0.3%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,657,047
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	250	255,825
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	201,500
Howard Hughes Corp.(a)
5.38%, 08/01/28	2,250	2,258,955
4.38%, 02/01/31	1,730	1,626,200
Kennedy-Wilson, Inc.
4.75%, 02/01/30	5,000	4,754,550
5.00%, 03/01/31	4,250	4,080,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)	1,305	1,265,850

		23,099,927

Road & Rail — 0.0%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	165,000
Kansas City Southern, 2.88%, 11/15/29	45	43,255
Union Pacific Corp., 3.75%, 07/15/25	2,805	2,874,458
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27(a)	600	589,902

		3,672,615

Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	619,794
Analog Devices, Inc.
2.95%, 04/01/25	80	80,150
1.70%, 10/01/28	1,770	1,632,314
2.10%, 10/01/31	1,335	1,231,203
Atkore, Inc., 4.25%, 06/01/31(a)	2,515	2,338,950
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	125	125,836
Broadcom, Inc.
4.70%, 04/15/25	8,105	8,411,269

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
3.15%, 11/15/25	$520	$515,784
4.25%, 04/15/26	100	102,492
3.46%, 09/15/26	2,189	2,182,088
1.95%, 02/15/28(a)	2,460	2,216,671
4.00%, 04/15/29(b)	8,000	7,996,080
Flex Ltd., 3.75%, 02/01/26	100	100,540
Honeywell International, Inc., 2.30%, 08/15/24	380	378,922
Intel Corp., 3.40%, 03/25/25	2,850	2,893,286
Jabil, Inc.
4.70%, 09/15/22	1,000	1,011,169
1.70%, 04/15/26	2,580	2,388,373
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,224,442
Micron Technology, Inc., 4.66%, 02/15/30	550	574,821
NVIDIA Corp., 2.85%, 04/01/30	25	24,597
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	4,295	4,165,613
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,756,130
Qorvo, Inc., 1.75%, 12/15/24(a)	1,440	1,373,573
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	25,344
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,219,340
3.75%, 02/15/31	500	462,500
Skyworks Solutions, Inc.
0.90%, 06/01/23	3,595	3,514,750
1.80%, 06/01/26	5,000	4,643,741
Synaptics, Inc., 4.00%, 06/15/29(a)	500	471,250
Texas Instruments, Inc.
1.38%, 03/12/25	315	303,122
1.13%, 09/15/26	905	845,378
1.75%, 05/04/30	220	200,188
1.90%, 09/15/31	2,870	2,608,964

		58,638,674

Software — 0.4%
Activision Blizzard, Inc., 1.35%, 09/15/30	250	216,699
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,312,388
Boxer Parent Co., Inc., 7.13%, 10/02/25(a)	135	139,933
CDK Global, Inc., 5.25%, 05/15/29(a)	1,300	1,307,540
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,756,530
Intuit, Inc.
0.95%, 07/15/25	1,015	951,254
1.35%, 07/15/27	740	673,552
1.65%, 07/15/30	555	489,671
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,060	2,868,750
MSCI, Inc.(a)
4.00%, 11/15/29	3,745	3,637,088
3.63%, 09/01/30	1,700	1,593,555
3.88%, 02/15/31	1,415	1,341,639
3.25%, 08/15/33	3,125	2,808,789
Nuance Communications, Inc., 5.63%, 12/15/26	3,550	3,649,861
Open Text Corp.(a)
3.88%, 02/15/28	305	292,425
3.88%, 12/01/29	685	650,750
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	665	622,606
PTC, Inc.(a)
3.63%, 02/15/25	50	49,438
4.00%, 02/15/28	1,045	1,018,112
Roper Technologies, Inc.
0.45%, 08/15/22	275	273,807

Security	Par (000)	Value

Software (continued)
Roper Technologies, Inc. (continued)
3.65%, 09/15/23	$830	$841,536
2.35%, 09/15/24	90	88,570
1.00%, 09/15/25	590	547,397
2.00%, 06/30/30	75	66,582
ServiceNow, Inc., 1.40%, 09/01/30	1,000	849,875
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,735,320
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	1,500	1,423,058
Vmware, Inc., 4.50%, 05/15/25	540	556,251
VMware, Inc., 4.65%, 05/15/27	2,000	2,095,613

		37,858,589

Specialty Retail — 0.1%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,584,375
Michaels Cos., Inc.(a)
5.25%, 05/01/28	745	683,985
7.88%, 05/01/29	580	496,625
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,344
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	2,730	2,459,088

		5,249,417

Technology Hardware, Storage & Peripherals — 0.8%
Adobe, Inc.
1.90%, 02/01/25	175	171,075
2.15%, 02/01/27	490	475,489
2.30%, 02/01/30	2,130	2,015,252
Apple, Inc.
1.80%, 09/11/24	340	335,249
1.40%, 08/05/28	2,390	2,185,277
Dell International LLC/EMC Corp.
4.00%, 07/15/24	1,600	1,634,435
5.85%, 07/15/25	6,340	6,766,893
6.02%, 06/15/26	8,500	9,207,444
4.90%, 10/01/26	4,250	4,457,803
6.20%, 07/15/30	785	894,625
Dell, Inc., 6.50%, 04/15/38	500	562,230
Fortinet, Inc.
1.00%, 03/15/26	5,000	4,549,931
2.20%, 03/15/31	2,000	1,765,440
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	2,520	2,581,015
4.90%, 10/15/25	5,480	5,738,260
HP, Inc.
2.20%, 06/17/25	2,230	2,150,675
1.45%, 06/17/26	5,905	5,426,724
4.00%, 04/15/29	18,620	18,550,509
3.40%, 06/17/30	500	479,119
NetApp, Inc.
1.88%, 06/22/25	315	301,205
2.38%, 06/22/27	30	28,588

		70,277,238

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	50,286
NIKE, Inc.
2.40%, 03/27/25	2,125	2,110,700

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
2.85%, 03/27/30	$1,671	$1,649,573
Ralph Lauren Corp., 1.70%, 06/15/22	805	805,836

		4,616,395

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	2,000	1,992,500
MGIC Investment Corp., 5.25%, 08/15/28	4,000	3,951,640
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	685	697,056
5.50%, 08/15/28	640	615,232
5.13%, 12/15/30	1,455	1,345,875
5.75%, 11/15/31	3,950	3,767,154
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	750	666,563
Radian Group, Inc.
4.50%, 10/01/24	50	50,250
6.63%, 03/15/25	2,095	2,203,751
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	605	561,413
5.50%, 04/15/29	2,010	1,790,950

		17,642,384

Tobacco — 0.6%
Altria Group, Inc.
2.35%, 05/06/25	16,370	15,899,457
4.80%, 02/14/29	70	73,382
3.40%, 05/06/30	265	254,861
BAT Capital Corp.
3.22%, 08/15/24	4,000	3,998,535
2.26%, 03/25/28	2,986	2,679,254
4.91%, 04/02/30	4,479	4,613,586
BAT International Finance PLC
3.95%, 06/15/25(a)	660	656,100
1.67%, 03/25/26	5,000	4,588,040
4.45%, 03/16/28	3,020	3,026,423
Philip Morris International, Inc.
2.38%, 08/17/22	2,110	2,115,017
2.50%, 08/22/22	690	693,248
2.13%, 05/10/23	500	498,545
2.88%, 05/01/24	500	501,002
3.25%, 11/10/24	25	25,164
1.50%, 05/01/25	630	600,506
3.13%, 08/17/27	50	49,312
3.38%, 08/15/29	4,050	4,023,993
2.10%, 05/01/30	790	710,805
Reynolds American, Inc., 4.45%, 06/12/25	6,000	6,126,361
Vector Group Ltd.(a)
10.50%, 11/01/26	1,350	1,381,023
5.75%, 02/01/29	7,035	6,407,267

		58,921,881

Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	2,470	2,689,680

Utilities — 0.0%
Essential Utilities, Inc.
3.57%, 05/01/29	55	54,934
2.70%, 04/15/30	220	207,548

Security	Par (000)	Value

Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	$490	$482,067
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	614,337
TransAlta Corp., 6.50%, 03/15/40	200	206,000
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	100	99,916
5.00%, 07/31/27	1,500	1,475,715

		3,140,517

Wireless Telecommunication Services — 0.5%
American Tower Corp., 1.30%, 09/15/25	515	479,706
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	200	198,500
Crown Castle International Corp.
3.20%, 09/01/24	640	640,750
1.35%, 07/15/25	3,105	2,894,694
4.45%, 02/15/26	5,000	5,148,769
2.90%, 03/15/27	2,195	2,122,049
2.50%, 07/15/31	1,125	1,003,552
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23	850	871,254
5.75%, 06/01/28	1,750	1,883,478
5.30%, 01/15/29	515	541,044
iStar, Inc., 4.25%, 08/01/25	550	541,062
Rogers Communications, Inc.
3.20%, 03/15/27	4,215	4,148,871
3.80%, 03/15/32(a)	3,925	3,894,607
SBA Communications Corp.
3.13%, 02/01/29	300	272,886
3.88%, 02/15/27	100	97,543
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,562
Sprint Corp.
7.88%, 09/15/23	750	796,875
7.13%, 06/15/24	1,500	1,608,825
7.63%, 02/15/25	500	545,000
7.63%, 03/01/26	25	28,220
T-Mobile USA, Inc., 3.50%, 04/15/25	13,500	13,589,337
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(a)	1,500	1,558,515
VICI Properties LP/VICI Note Co., Inc.(a)
3.75%, 02/15/27	615	598,087
4.63%, 12/01/29	100	99,750
4.13%, 08/15/30	300	289,608
Vmed O2 U.K. Financing I PLC(a)
4.25%, 01/31/31	500	457,310
4.75%, 07/15/31	6,300	5,937,750

		50,273,604

Total Corporate Bonds — 31.4% (Cost: $3,097,051,753)		2,953,488,227

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 1.6%
BlackRock Liquid Environmentally Aware Fund(f)	150,024,269	$149,964,259

Total Investment Companies — 1.6% (Cost: $150,159,196)		149,964,259

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.7%
Connecticut Avenue Securities Trust(a)(c)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.86%, 04/25/31	$23,585	23,584,773
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.86%, 04/25/31	1,238	1,238,292
Series 2019-HRP1, Class M2, (1 mo. LIBOR US + 2.15%), 2.61%, 11/25/39	56,848	56,031,149
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.91%, 07/25/31	41,582	41,685,928
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 2.91%, 07/25/31	7,544	7,546,722
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.76%, 08/25/31	5,637	5,636,523
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.61%, 09/25/31	4,661	4,661,203
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.56%, 06/25/39	1,852	1,851,666
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.46%, 07/25/39	703	703,099
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.56%, 09/25/39	23,262	23,253,289
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 2.56%, 09/25/39	5,987	5,997,571
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.56%, 10/25/39	38,103	38,103,222
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 2.51%, 01/25/40	40,623	40,574,612
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.46%, 01/25/40	70,461	70,199,785
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 4.11%, 02/25/40	24,393	23,875,061
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 4.11%, 02/25/40	14,267	14,202,991
Series 2021-R01, Class 1B1, (30 day SOFR + 3.10%), 3.20%, 10/25/41	7,680	7,066,176
Series 2021-R03, Class 1B1, (30 day SOFR + 2.75%), 2.85%, 12/25/41	16,550	14,982,940
Series 2022-R01, Class 1B1, (30 day SOFR + 3.15%), 3.25%, 12/25/41	25,114	23,299,682
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 1.10%, 12/25/41	28,652	28,362,457
Series 2022-R02, Class 2M2, (30 day SOFR + 3.00%), 3.10%, 01/25/42	27,219	26,570,676
Fannie Mae(c)
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.55%), 4.01%, 07/25/29	4,164	4,238,498
Series 2017-C01, Class 1M2C, (1 mo. LIBOR US + 3.55%), 4.01%, 07/25/29	3,350	3,450,885

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae(c) (continued)
Series 2017-C03, Class 1ED2, (1 mo. LIBOR US + 1.20%), 1.66%, 10/25/29	$690	$688,748
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 1.31%, 07/25/30	3,067	3,048,809
Series 2021-R02, Class 2B1, (30 day SOFR + 3.30%), 3.40%, 11/25/41(a)	5,050	4,683,603
Series 2021-R02, Class 2M2, (30 day SOFR + 2.00%), 2.10%, 11/25/41(a)	9,600	9,157,008
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 3.46%, 10/25/29(c)	9,410	9,640,148
Series 2017-C04, Class 2ED2, (1 mo. LIBOR US + 1.10%), 1.56%, 11/25/29(c)	558	552,986
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.85%), 3.31%, 11/25/29(c)	11,571	11,767,818
Series 2017-C04, Class 2M2C, (1 mo. LIBOR US + 2.85%), 3.31%, 11/25/29(c)	10,956	11,201,402
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.66%, 01/25/30(c)	5,135	5,160,334
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 4.61%, 02/25/30(c)	6,712	6,888,293
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 3.11%, 02/25/30(c)	5,179	5,235,848
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.91%, 02/25/30(c)	5,710	5,924,605
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 3.26%, 02/25/30(c)	3,642	3,710,024
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.46%, 05/25/30(c)	5,385	5,479,411
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.86%, 05/25/30(c)	11,672	11,766,919
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.91%, 05/25/30(c)	3,973	4,017,468
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 2.71%, 07/25/30(c)	22,450	22,500,292
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 4.21%, 10/25/30(c)	24,469	24,162,602
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.61%, 10/25/30(c)	31,950	32,069,504
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 2.61%, 10/25/30(c)	4,657	4,616,271
Series 2018-C06, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.46%, 03/25/31(c)	12,503	12,490,835
Series 2022-R03, Class 1B1, 6.39%, 03/25/42	1,750	1,791,872
Freddie Mac(c)
Series 2017-HQA1, Class B1, (1 mo. LIBOR US + 5.00%), 5.46%, 08/25/29	3,790	3,960,392
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.55%), 4.01%, 08/25/29	7,802	7,949,377
Series 2017-HQA2, Class M2AS, (1 mo. LIBOR US + 1.05%), 1.51%, 12/25/29	17,991	17,955,573
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 2.81%, 04/25/30	4,126	4,152,534
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 4.21%, 08/25/50(a)	3,763	3,767,714
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 4.90%, 10/25/50(a)	5,939	6,027,670
Series 2020-DNA5, Class M2, (30 day SOFR + 2.80%), 2.90%, 10/25/50(a)	3,250	3,255,784

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac(c) (continued)
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 2.70%, 11/25/50(a)	$4,698	$4,692,172
Series 2021-DNA1, Class B1, (30 day SOFR + 2.65%), 2.75%, 01/25/51(a)	6,250	5,534,457
Series 2021-DNA1, Class M2, (30 day SOFR + 1.80%), 1.90%, 01/25/51(a)	4,739	4,643,514
Series 2021-DNA2, Class B1, (30 day SOFR + 3.40%), 3.50%, 08/25/33(a)	4,000	3,724,485
Series 2021-DNA5, Class B1, (30 day SOFR + 3.05%), 3.15%, 01/25/34(a)	4,500	4,195,350
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.75%, 01/25/34(a)	2,172	2,136,746
Series 2021-DNA6, Class B1, (30 day SOFR + 3.40%), 3.50%, 10/25/41(a)	17,535	16,177,154
Series 2021-DNA7, Class B1, (30 day SOFR + 3.65%), 3.75%, 11/25/41(a)	19,506	18,467,172
Series 2022-HQA1, Class M1B, (30 day SOFR + 3.50%), 3.55%, 03/25/42(a)	1,800	1,832,676
Freddie Mac STACR REMIC Trust
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 4.81%, 09/25/30(c)	5,000	5,025,024
Series 2020-DNA1, Class B1, (1 mo. LIBOR US + 2.30%), 2.76%, 01/25/50(a)(c)	3,000	2,865,956
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 2.31%, 02/25/50(a)(c)	21,112	21,059,588
Series 2020-DNA3, Class B1, (1 mo. LIBOR US + 5.10%), 5.56%, 06/25/50(a)(c)	10,101	10,455,931
Series 2020-DNA4, Class B1, (1 mo. LIBOR US + 6.00%), 6.46%, 08/25/50(a)(c)	4,545	4,772,916
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 1.00%, 12/25/50(a)(c)	1,259	1,256,128
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 2.10%, 12/25/50(a)(c)	10,916	10,779,355
Series 2020-HQA1, Class B1, (1 mo. LIBOR US + 2.35%), 2.81%, 01/25/50(a)(c)	7,825	7,431,936
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.56%, 03/25/50(a)(c)	74,151	74,475,312
Series 2020-HQA3, Class B1, (1 mo. LIBOR US + 5.75%), 6.21%, 07/25/50(a)(c)	16,300	16,788,363
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 3.60%, 10/25/33(a)(c)	2,664	2,492,511
Series 2021-HQA1, Class M2, (30 day SOFR + 2.25%), 2.35%, 08/25/33(a)(c)	28,350	27,241,821
Series 2021-HQA2, Class M2, (30 day SOFR + 2.05%), 2.15%, 12/25/33(a)(c)	27,000	25,412,295
Series 2022-HQA1, Class M1A, 2.15%, 03/25/42	11,850	11,864,416
Freddie Mac Structured Agency Credit Risk Debt
Notes(c)
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 2.76%, 09/25/30	79,493	79,545,232
Series 2018-SPI1, Class M2, 3.72%, 02/25/48(a)	45	44,759
Series 2018-SPI2, Class M2, 3.81%, 05/25/48(a)	63	62,349

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
STACR Trust(a)(c)
Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.15%), 2.61%, 12/25/30	$21,385	$21,397,988
Series 2018-DNA3, Class M2, (1 mo. LIBOR US + 2.10%), 2.56%, 09/25/48	2,690	2,701,414
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 2.11%, 04/25/43	76	76,281

		1,097,894,345

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	160	159,057

Total Non-Agency Mortgage-Backed Securities — 11.7%(Cost: $1,118,380,343)		1,098,053,402

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200	220,844

Total Preferred Securities — 0.0% (Cost: $229,890)		220,844

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.3%
Fannie Mae Mortgage-Backed Securities, 2.50%, 12/01/50	39,994	38,248,760
Federal Home Loan Bank, 3.00%, 04/01/52	2,000	1,958,573
Federal National Mortgage Association
2.50%, 07/01/51 - 04/01/52	88,025	84,102,721
3.00%, 03/01/52	2,000	1,958,571

		126,268,625

Collateralized Mortgage Obligations(c) — 7.9%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 6.16%, 04/25/28	39	42,186
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.91%, 01/25/29	66	68,653
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 6.21%, 07/25/29	10,345	11,330,568
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 5.96%, 09/25/29	25,064	27,009,976
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 5.31%, 10/25/29	34,989	36,634,969
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.46%, 10/25/29	9,506	9,705,440
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 5.51%, 11/25/29	24,928	26,486,935
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 4.06%, 01/25/30	33,728	33,274,043
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 3.11%, 02/25/30	35	35,586
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 3.26%, 02/25/30	19,848	20,196,604

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue
Securities (continued)
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.86%, 05/25/30	$7,146	$7,228,897
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.96%, 05/25/30	5,963	6,002,722
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 4.01%, 07/25/30	27,009	26,738,222
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.71%, 07/25/30	27,961	28,171,129
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.46%, 08/25/30	23,225	23,286,007
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 4.96%, 12/25/30	9,428	9,635,049
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 3.01%, 12/25/30	3,380	3,410,715
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 4.71%, 01/25/31	4,119	4,126,713
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.56%, 03/25/31	9,815	9,790,359
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 11/25/49	13,340	13,339,849
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 2.16%, 01/25/50	14,964	14,947,227
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 4.21%, 08/25/50	666	667,154
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.36%, 01/25/50	20,189	20,204,693
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.61%, 09/25/50	4,972	4,977,578
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.76%, 10/25/48	80,295	80,106,838
Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 3.11%, 01/25/49	21,137	21,242,961
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.91%, 03/25/49	24,965	24,995,677
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 07/25/49	18,522	18,522,083
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.41%, 10/25/49	7,818	7,809,136
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.41%, 11/25/48	450	446,801
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.81%, 02/25/49	55,019	55,019,152
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 04/25/49	42,700	42,674,784
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.31%, 09/25/49	61,574	61,478,006
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 5.11%, 10/25/28	233	241,892
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.41%, 07/25/29	20,401	21,829,992

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.61%, 10/25/29	$21,500	$23,061,945
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.91%, 03/25/30	17,448	18,189,559
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.96%, 03/25/30	1,163	1,171,928
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 5.21%, 12/25/29	4,180	4,362,927
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.91%, 04/25/30	5,080	5,187,612
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.61%, 07/25/30	24,746	23,818,668

		747,471,235

Mortgage-Backed Securities — 45.3%
Fannie Mae Mortgage-Backed Securities
2.50%, 05/17/37	22,175	21,853,827
4.00%, 02/01/47 - 02/01/57	79	82,896
Fannie Mae Mortgage-Backed Security
3.50%, 04/19/36	28,790	29,365,800
3.00%, 04/18/37	73,764	74,271,127
4.00%, 04/18/37	4,000	4,109,219
4.50%, 04/18/37	25	25,596
5.50%, 04/13/52	2,350	2,496,875
Federal National Mortgage Association
2.50%, 03/01/52	32,489	31,039,531
4.50%, 04/21/52(g)	21,092	21,807,745
5.00%, 04/21/52(g)	9,525	9,958,834
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	111	116,212
3.50%, 10/01/44 - 06/01/49	4,937	5,005,427
3.00%, 03/01/46 - 02/01/47	7,025	6,971,868
4.00%, 10/01/46 - 01/01/49	57	58,543
Freddie Mac STACR REMIC Trust, Series 2021- HQA1, Class M1, (30 day SOFR + 0.70%),
0.80%, 08/25/33(a)(c)	1,636	1,627,098
Ginnie Mae(g)
4.00%, 04/01/52	65,708	67,002,524
1.50%, 04/21/52	3,450	3,156,076
5.50%, 04/21/52	650	688,187
Ginnie Mae Mortgage-Backed Securities
3.50%, 06/20/42 - 04/01/52(g)	127,721	128,647,199
3.00%, 05/20/45 - 04/01/52(g)	179,847	178,060,611
2.50%, 12/20/46 - 04/01/52(g)	233,315	226,326,068
4.00%, 11/20/47 - 11/20/48	7,265	7,484,897
4.50%, 10/20/48 - 01/20/49	11,447	11,902,050
5.00%, 12/20/48 - 05/20/49	743	780,824
2.00%, 09/20/50 - 04/01/52(g)(h)	235,800	224,877,039
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 3.71%, 10/15/49(a)(c)	18,690	17,681,568
Uniform Mortgage-Backed Securities(g)
3.00%, 03/01/30 - 04/01/52(h)	381,046	374,213,557
2.50%, 04/01/32 - 04/01/52(h)	830,002	796,889,960
2.00%, 12/01/35 - 04/01/52	1,233,991	1,156,934,247
1.50%, 04/01/37 - 04/01/52	273,274	252,113,464

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(g) (continued)
5.00%, 02/01/41 - 04/01/52	$18,494	$19,462,416
3.50%, 07/01/43 - 05/01/52	296,283	298,043,557
4.50%, 06/01/44 - 04/01/52	75,077	77,897,152
4.00%, 03/01/45 - 05/01/52(h)	206,020	210,548,742

		4,261,500,736

Total U.S. Government Sponsored Agency Securities — 54.5% (Cost: $5,263,416,942)		5,135,240,596

U.S. Treasury Obligations
U.S. Treasury Bill, 0.00%, 04/28/22(i)	651,000	650,948,122
U.S. Treasury Bills, 0.00%, 04/28/22 - 05/19/22(i)	560,000	559,940,222
U.S. Treasury Bonds, 3.13%, 08/15/44	600	648,609
U.S. Treasury Notes, 1.50%, 08/15/26	10,000	9,583,203

Total U.S. Treasury Obligations — 13.0% (Cost: $1,221,336,008)		1,221,120,156

Total Long-Term Investments — 119.1% (Cost: $11,462,169,803)		11,212,430,406

	Shares

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)(j)	400,497,653	400,497,653

	Par (000)

U.S. Government Sponsored Agency Securities — 0.0%
U.S. Treasury Bills, 0.40%, 07/28/22(i)	$5,000	4,987,626

U.S. Treasury Obligations — 9.0%
U.S. Treasury Bills(i)
0.15%, 05/05/22	650,000	649,909,449
0.38%, 06/09/22	200,000	199,856,250

		849,765,699

Total Short-Term Securities — 13.3% (Cost: $1,255,226,154)		1,255,250,978

Total Investments Before TBA Sale Commitments — 132.4% (Cost: $12,717,395,957)		12,467,681,384

Security	Par (000)	Value

TBA Sale Commitments(g)

Mortgage-Backed Securities — (10.4)%
Ginnie Mae Mortgage-Backed Securities, 2.00%, 04/21/22	$(8,000)	$(7,610,000)
Uniform Mortgage-Backed Securities
1.50%, 04/13/22 - 04/18/37	(106,675)	(95,968,115)
2.00%, 04/13/22 - 04/18/22	(257,125)	(239,517,535)
2.50%, 04/13/22 - 04/18/22	(383,800)	(367,566,282)
3.00%, 04/13/22 - 04/18/37	(212,475)	(208,312,984)
3.50%, 04/13/22	(47,425)	(47,506,512)
4.00%, 04/13/22	(16,850)	(17,197,531)

Total TBA Sale Commitments — (10.4)% (Proceeds: $(998,890,783))		(983,678,959)

Total Investments, Net of TBA Sale Commitments — 122.0% (Cost: $11,718,505,174)		11,484,002,425

Liabilities in Excess of Other Assets — (22.0)%		(2,068,796,706)

Net Assets — 100.0%		$9,415,205,719

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquid Environmentally Aware Fund	$150,039,454	$14,818	$—		$—	$(90,013)	$149,964,259	150,024,269	$20,301	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,979,641,442	—	(1,579,143,789	)(a)	—	—	400,497,653	400,497,653	50,415	$—

					$—	$(90,013)	$550,461,912		$70,716	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	3,685	06/08/22	$646,782	$(30,553,281)
10-Year Australian Treasury Bonds	4,202	06/15/22	398,525	(15,278,784)
10-Year Canadian Bond	1,188	06/21/22	124,069	(2,432,016)
U.S. Long Bond	1,427	06/21/22	214,273	(5,545,593)

				(53,809,674)

Short Contracts
Euro BTP	314	06/08/22	48,044	2,217,589
Euro OAT	649	06/08/22	108,778	4,437,445
10-Year U.S. Treasury Note	12,830	06/21/22	1,574,883	52,602,741
10-Year U.S. Ultra Long Treasury Note	103	06/21/22	13,950	462,452
Ultra U.S. Treasury Bond	55	06/21/22	9,735	(193,819)
Long Gilt	2,843	06/28/22	452,758	3,316,313
2-Year U.S. Treasury Note	533	06/30/22	112,888	1,453,044
5-Year U.S. Treasury Note	9,970	06/30/22	1,142,110	34,120,491

				98,416,256

				$44,606,582

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	14,708,286	USD	16,230,976	Deutsche Bank AG	06/15/22	$84,010
USD	2,167,236	AUD	2,890,000	Deutsche Bank AG	06/15/22	2,042
USD	6,261,814	AUD	8,340,000	JPMorgan Chase Bank N.A.	06/15/22	13,468
USD	496,428	AUD	660,000	Morgan Stanley & Co. International PLC	06/15/22	1,954
USD	4,563,599	EUR	4,090,000	Morgan Stanley & Co. International PLC	06/15/22	26,816
USD	1,570,531	EUR	1,410,000	Royal Bank of Canada	06/15/22	6,506
USD	3,389,064	HKD	26,500,000	Citibank N.A.	06/15/22	2,688
USD	1,368,390	HKD	10,700,000	HSBC Bank USA N.A.	06/15/22	1,061
USD	3,288,928	HKD	25,730,000	HSBC Bank USA N.A.	06/15/22	948
USD	1,766,650	HKD	13,810,000	Societe Generale	06/15/22	1,901
USD	1,634,676	SEK	15,290,000	JPMorgan Chase Bank N.A.	06/15/22	5,625
USD	1,869,143	SEK	17,380,000	Royal Bank of Canada	06/15/22	17,416
USD	558,930	SEK	5,240,000	State Street Bank and Trust Co.	06/15/22	642

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,702,316	SEK	15,780,000	State Street Bank and Trust Co.	06/15/22	$21,060
USD	2,785,469	SEK	26,080,000	State Street Bank and Trust Co.	06/15/22	6,814

						192,951

AUD	29,070,238	USD	21,824,917	Deutsche Bank AG	06/15/22	(45,434)
SEK	188,226,592	USD	20,068,511	JPMorgan Chase Bank N.A.	06/15/22	(14,186)
USD	5,632,321	AUD	7,540,000	Deutsche Bank AG	06/15/22	(16,662)
USD	1,415,976	AUD	1,930,000	Morgan Stanley & Co. International PLC	06/15/22	(29,984)
USD	1,859,681	AUD	2,580,000	Morgan Stanley & Co. International PLC	06/15/22	(73,261)
USD	7,848,615	AUD	10,820,000	Morgan Stanley & Co. International PLC	06/15/22	(257,752)
USD	490,727	AUD	660,000	Royal Bank of Canada	06/15/22	(3,746)
USD	2,008,984	AUD	2,770,000	Royal Bank of Canada	06/15/22	(66,306)
USD	2,002,444	AUD	2,710,000	State Street Bank and Trust Co.	06/15/22	(27,893)
USD	972,295	EUR	880,000	Deutsche Bank AG	06/15/22	(3,835)
USD	1,671,406	EUR	1,510,000	Deutsche Bank AG	06/15/22	(3,543)
USD	1,953,374	EUR	1,770,000	Deutsche Bank AG	06/15/22	(9,976)
USD	3,093,428	EUR	2,810,000	Deutsche Bank AG	06/15/22	(23,530)
USD	3,394,872	EUR	3,080,000	Deutsche Bank AG	06/15/22	(21,580)
USD	4,833,093	EUR	4,380,000	Deutsche Bank AG	06/15/22	(25,369)
USD	3,344,111	EUR	3,030,000	HSBC Bank USA N.A.	06/15/22	(16,880)
USD	1,483,414	EUR	1,350,000	Morgan Stanley & Co. International PLC	06/15/22	(14,057)
USD	1,152,858	EUR	1,040,000	Royal Bank of Canada	06/15/22	(749)
USD	12,998,513	SEK	125,190,000	Deutsche Bank AG	06/15/22	(339,670)
USD	2,556,977	SEK	24,410,000	HSBC Bank USA N.A.	06/15/22	(43,751)
USD	1,892,519	SEK	17,910,000	JPMorgan Chase Bank N.A.	06/15/22	(15,676)
USD	2,335,399	SEK	22,570,000	Societe Generale	06/15/22	(69,288)
USD	589,578	SEK	5,570,000	State Street Bank and Trust Co.	06/15/22	(3,869)
USD	1,471,665	SEK	13,870,000	State Street Bank and Trust Co.	06/15/22	(6,094)
USD	2,454,463	SEK	23,160,000	State Street Bank and Trust Co.	06/15/22	(13,085)
USD	5,797,777	SGD	7,910,000	Royal Bank of Canada	06/15/22	(38,197)

						(1,184,373)

						$(991,422)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation

Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1.94%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	06/15/22	(a)	06/15/27	SGD	22,580	$214,331	$186	$214,145
8.38%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	1,585,990	2,172	684	1,488
8.86%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	376,580	(359,807)	173	(359,980)
8.86%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	408,830	(394,717)	188	(394,905)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.65%	Annual	09/21/22	(a)	09/21/27	EUR	233,920	(6,159,301)	108,799	(6,268,100)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.88%	Annual	09/21/22	(a)	09/21/27	EUR	35,080	(491,522)	429	(491,951)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.91%	Annual	09/21/22	(a)	09/21/27	EUR	18,790	(236,311)	229	(236,540)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.98%	Annual	09/21/22	(a)	09/21/27	EUR	12,610	(108,018)	(39,573)	(68,445)
6-Month EURIBOR, (0.37%)	Semi-Annual	1.02%	Annual	09/21/22	(a)	09/21/27	EUR	32,310	(215,637)	55,269	(270,906)
6-Month EURIBOR, (0.37%)	Semi-Annual	1.05%	Annual	09/21/22	(a)	09/21/27	EUR	35,600	(176,233)	(85,991)	(90,242)
6-Month EURIBOR, (0.37%)	Semi-Annual	1.30%	Annual	09/21/22	(a)	09/21/27	EUR	15,500	138,703	192	138,511
3-Month STIBOR, 0.06%	Quarterly	1.33%	Annual	09/21/22	(a)	09/21/27	SEK	5,124,430	(17,329,715)	(300,713)	(17,029,002)
3-Month STIBOR, 0.06%	Quarterly	1.64%	Annual	09/21/22	(a)	09/21/27	SEK	314,210	(565,965)	360	(566,325)
1.69%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	50,600	1,535,569	564	1,535,005
1.77%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	34,660	922,597	386	922,211
1.77%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	14,460	129,967	2,034	127,933
3-Month STIBOR, 0.06%	Quarterly	1.80%	Annual	09/21/22	(a)	09/21/27	SEK	284,150	(285,594)	(11,435)	(274,159)
1.81%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	23,640	589,347	264	589,083
1.83%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	14,360	79,757	209	79,548
1.86%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	41,480	938,769	462	938,307
1.89%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	20,830	36,220	303	35,917
3-Month STIBOR, 0.06%	Quarterly	1.91%	Annual	09/21/22	(a)	09/21/27	SEK	149,930	(66,506)	177	(66,683)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1.98%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	28,350	$484,047	$316	$483,731
3-Month HIBOR, 0.55%	Quarterly	2.06%	Quarterly	09/21/22	(a)	09/21/27	HKD	428,632	(1,127,805)	611	(1,128,416)
3-Month HIBOR, 0.55%	Quarterly	2.07%	Quarterly	09/21/22	(a)	09/21/27	HKD	588,243	(1,503,572)	838	(1,504,410)
2.10%	Semi-Annual	3-Month Canada Bank Acceptance, 1.26%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	279,190	8,579,608	1,238,488	7,341,120
2.17%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	34,430	126,005	283	125,722
2.20%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	23,060	58,261	189	58,072
2.22%	Semi-Annual	3-Month Canada Bank Acceptance, 1.26%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	233,040	6,119,717	313,535	5,806,182
2.28%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	34,200	100,311	381	99,930
3-Month HIBOR, 0.55%	Quarterly	2.30%	Quarterly	09/21/22	(a)	09/21/27	HKD	181,940	(212,408)	259	(212,667)
3-Month HIBOR, 0.55%	Quarterly	2.30%	Quarterly	09/21/22	(a)	09/21/27	HKD	89,788	(106,443)	128	(106,571)
3-Month HIBOR, 0.55%	Quarterly	2.31%	Quarterly	09/21/22	(a)	09/21/27	HKD	134,682	(151,164)	192	(151,356)
2.34%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	24,690	(1,695)	275	(1,970)
2.37%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	33,560	(119,406)	275	(119,681)
3-Month HIBOR, 0.55%	Quarterly	2.48%	Quarterly	09/21/22	(a)	09/21/27	HKD	225,940	(19,307)	322	(19,629)
3-Month HIBOR, 0.55%	Quarterly	2.54%	Quarterly	09/21/22	(a)	09/21/27	HKD	164,640	48,775	234	48,541
6-Month BBSW, 0.71%	Semi-Annual	2.62%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	34,230	(698,211)	279	(698,490)
6-Month BBSW, 0.71%	Semi-Annual	2.66%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	33,970	(645,093)	275	(645,368)
6-Month BBSW, 0.71%	Semi-Annual	2.67%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	94,370	(1,779,134)	765	(1,779,899)
6-Month BBSW, 0.71%	Semi-Annual	2.71%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	32,030	(554,372)	263	(554,635)
2.83%	Semi-Annual	3-Month Canada Bank Acceptance, 1.26%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	28,490	106,124	253	105,871
2.85%	Semi-Annual	3-Month Canada Bank Acceptance, 1.26%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	53,340	153,258	472	152,786
2.89%	Semi-Annual	3-Month Canada Bank Acceptance, 1.26%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	19,680	29,581	175	29,406
6-Month BBSW, 0.71%	Semi-Annual	2.96%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	27,270	(244,026)	225	(244,251)
6-Month BBSW, 0.71%	Semi-Annual	2.99%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	25,900	(205,982)	216	(206,198)
6-Month BBSW, 0.71%	Semi-Annual	3.07%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	36,020	(187,539)	300	(187,839)
6-Month BBSW, 0.71%	Semi-Annual	3.24%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	22,270	14,977	186	14,791
4.85%	Annual	6-Month WIBOR, 4.95%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	933,050	2,539,596	1,972	2,537,624
5.13%	Annual	6-Month WIBOR, 4.95%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	69,220	(4,546)	152	(4,698)
5.21%	Annual	6-Month WIBOR, 4.95%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	120,070	(98,506)	264	(98,770)
3-Month JIBAR, 4.37%	Quarterly	7.40%	Quarterly	09/21/22	(a)	09/21/27	ZAR	301,080	17,941	185	17,756
3-Month JIBAR, 4.37%	Quarterly	7.52%	Quarterly	09/21/22	(a)	09/21/27	ZAR	296,950	117,770	182	117,588
3-Month JIBAR, 4.37%	Quarterly	7.56%	Quarterly	09/21/22	(a)	09/21/27	ZAR	191,680	96,207	118	96,089
3-Month JIBAR, 4.37%	Quarterly	7.62%	Quarterly	09/21/22	(a)	09/21/27	ZAR	321,630	213,370	199	213,171
3-Month JIBAR, 4.37%	Quarterly	7.63%	Quarterly	09/21/22	(a)	09/21/27	ZAR	153,750	108,475	95	108,380
3-Month JIBAR, 4.37%	Quarterly	7.68%	Quarterly	09/21/22	(a)	09/21/27	ZAR	153,750	127,906	95	127,811

									$(10,419,174)	$1,296,193	$(11,715,367)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

								Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value

2.05%	Monthly	Eurostat Eurozone HICP ex Tobacco NSA	Monthly	02/15/32	EUR	22,710	$1,965,081	$34,939		$1,930,142
4.44%	Monthly	UK Retail Price Index All Items	Monthly	02/15/32	GBP	26,565	878,798	13,347		865,451
2.69%	Monthly	US CPI Urban Consumers NAS	Monthly	02/25/32	USD	74,075	2,880,881	1,541		2,879,340

							$5,724,760	$49,827		$5,674,933

27

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps

				Counterparty	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

3-Month KRW CDC, 0.96%	Quarterly	2.76%	Quarterly	BNP Paribas SA	09/21/22	(a)	09/21/27	KRW	35,191,900	$(82,916)	$—		$(82,916)
3-Month KRW CDC, 0.96%	Quarterly	2.80%	Quarterly	BNP Paribas SA	09/21/22	(a)	09/21/27	KRW	12,633,986	(10,069)	—		(10,069)
3-Month KRW CDC, 0.96%	Quarterly	2.83%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	34,158,554	15,385	—		15,385
3-Month KRW CDC, 0.96%	Quarterly	2.92%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/27	KRW	22,901,375	88,871	—		88,871
3-Month KRW CDC, 0.96%	Quarterly	2.92%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	22,901,375	95,120	—		95,120

										$106,391	$—		$106,391

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/26/23	$(188,088,780)	$(17,035,334)	(c)	$(204,043,445)	28.4%
	Monthly	Barclays Bank PLC(d)	01/26/23	5,819,133	(11,838,001	)(e)	(5,986,852)	26.2
	Monthly	Merrill Lynch International(f)	02/17/23	56,512,125	4,091,833	(g)	60,948,174	2.6
	Monthly	Merrill Lynch International(h)	02/17/23	22,979,025	(990,533	)(i)	22,014,697	2.5
	Monthly	Morgan Stanley & Co. International PLC(j)	10/03/22	255,509,665	(18,489,605	)(k)	236,418,498	20.3
	Monthly	Morgan Stanley & Co. International PLC(l)	10/03/22	58,824,647	(4,785,301	)(m)	53,562,738	20.4

					$(49,046,941)		$162,913,810

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,080,669) of net dividends and financing fees.

(e)	Amount includes $(32,016) of net dividends and financing fees.

(g)	Amount includes $(344,216) of net dividends and financing fees.

(i)	Amount includes $(26,205) of net dividends and financing fees.

(k)	Amount includes $601,562 of net dividends and financing fees.

(m)	Amount includes $476,608 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-400 basis points	15-20 basis points	15-20 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	15-275 basis points	15-20 basis points	15-20 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Fed Funds Effective Rate
		(FEDL01)	(FEDL01)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 26, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Boeing Co/the	951	$182,116	(0.1)%
Howmet Aerospace, Inc.	78,854	2,834,013	(1.4)

		3,016,129

Beverages
Molson Coors Beverage Co., Class B	171,863	9,174,047	(4.5)

Biotechnology
Biogen, Inc.	70,121	14,767,483	(7.2)

Building Products
Builders Firstsource Inc.	248,768	16,055,486	(7.9)
Fortune Brands Home & Security Inc.	1,992	147,966	(0.1)
Johnson Controls Internation	442,326	29,003,316	(14.2)

		45,206,768

Capital Markets
Cboe Global Markets, Inc.	119,241	13,643,555	(6.7)
Msci, Inc.	26,875	13,514,900	(6.6)

		27,158,455

Chemicals
DuPont de Nemours, Inc.	75,927	5,586,709	(2.7)
Ecolab Inc.	3,619	638,971	(0.3)
LyondellBasell Industries NV, Class A	171,054	17,587,772	(8.6)
Olin Corp.	393,546	20,574,585	(10.1)
Westlake Chemical Corp.	78,474	9,683,691	(4.8)

		54,071,728

Construction Materials
Vulcan Materials Co.	14,486	2,661,078	(1.3)

Consumer Finance
American Express Co.	32,209	6,023,083	(3.0)
Capital One Financial Corp.	7,252	952,115	(0.5)
Discover Financial Services	54,477	6,002,820	(2.9)
Synchrony Financial	171,928	5,984,814	(2.9)

		18,962,832

Diversified Consumer Services
Service Corp. International	153,308	10,090,733	(5.0)

Diversified Financial Services
Equitable Holdings, Inc.	308,356	9,531,284	(4.7)
Voya Financial, Inc.	89,251	5,921,804	(2.9)

		15,453,088

Diversified Telecommunication Services
AT&T, Inc.	1,237,877	29,251,033	(14.3)

Electric Utilities
Evergy, Inc.	96,491	6,594,195	(3.2)

Security	Shares	Value	% of Basket Value

Electric Utilities (continued)
Eversource Energy	20,624	$1,818,830	(0.9)%
Ppl Corp.	269,682	7,702,118	(3.8)

		16,115,143

Electronic Equipment, Instruments & Components
Flex Ltd.	547,982	10,165,066	(5.0)
Jabil Inc.	77,567	4,788,211	(2.3)

		14,953,277

Energy Equipment & Services
Transocean Ltd.	529,887	2,421,584	(1.2)

Entertainment
Electronic Arts Inc.	93,096	11,777,575	(5.8)
Live Nation Entertainment In	246,320	28,977,085	(14.2)

		40,754,660

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	55,564	1,434,107	(0.7)
Duke Realty Corp.	134,178	7,790,375	(3.8)
Extra Space Storage Inc.	528	108,557	(0.1)
Federal Realty Invs Trust	107,376	13,107,388	(6.4)
Mid-America Apartment Communities, Inc.	81,342	17,037,082	(8.3)
Store Capital Corp.	289,746	8,469,276	(4.2)
Vornado Realty Trust	223,986	10,151,045	(5.0)

		58,097,830

Food & Staples Retailing
Kroger Co.	276,688	15,873,591	(7.8)

Food Products
Archer Daniels Midland Co.	26,518	2,393,515	(1.2)
Kellogg Co.	206,888	13,342,207	(6.5)
Tyson Foods Inc Cl A	7,768	696,246	(0.4)

		16,431,968

Health Care Equipment & Supplies
Hologic, Inc.	177,964	13,671,194	(6.7)

Health Care Providers & Services
Cvs Health Corp.	4,559	461,416	(0.2)
McKesson Corp.	37,119	11,363,240	(5.6)

		11,824,656

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	178,031	11,710,879	(5.7)
Caesars Entertainment Inc.	11,058	855,447	(0.4)
Mgm Resorts International	190,836	8,003,662	(3.9)
Penn National Gaming, Inc.	324,881	13,781,452	(6.8)
Starbucks Corp.	13,079	1,189,797	(0.6)
Yum Brands, Inc.	31,001	3,674,548	(1.8)

		39,215,785

Household Durables
Pultegroup, Inc.	1,302	54,554	(0.0)
Toll Brothers, Inc.	207,835	9,772,402	(4.8)
Whirlpool Corp.	46,284	7,996,949	(3.9)

		17,823,905

29

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Products
Church + Dwight Co Inc.	231,559	$23,012,334	(11.3)%
Kimberly Clark Corp.	99,833	12,295,432	(6.0)
Procter & Gamble Co/the	190,924	29,173,187	(14.3)

		64,480,953

Insurance
American International Group, Inc.	200,656	12,595,177	(6.2)
Lincoln National Corp.	54,164	3,540,159	(1.7)
Manulife Financial Corp.	49,631	1,059,622	(0.5)

		17,194,958

Interactive Media & Services
Match Group Inc.	184,634	20,077,101	(9.8)

IT Services
DXC Technology Co.	495,766	16,176,845	(7.9)
Gartner, Inc.	54,613	16,245,183	(8.0)

		32,422,028

Leisure Products
Mattel, Inc.	728,797	16,186,581	(7.9)

Life Sciences Tools & Services
Avantor Inc.	87,338	2,953,771	(1.4)
Charles River Laboratories	48,675	13,822,240	(6.8)
Thermo Fisher Scientific, Inc.	24,125	14,249,431	(7.0)

		31,025,442

Machinery
Otis Worldwide Corp.	132,677	10,209,495	(5.0)
Parker-Hannifin Corp.	784	222,468	(0.1)

		10,431,963

Media
Charter Communications Inc A	1,497	816,643	(0.4)
Interpublic Group Of Cos, Inc.	607,739	21,544,348	(10.6)

		22,360,991

Metals & Mining
Alcoa Corp.	134,732	12,129,922	(6.0)
United States Steel Corp.	740,544	27,948,130	(13.7)

		40,078,052

Multiline Retail
Kohls Corp.	40,674	2,459,150	(1.2)
Macy’s, Inc.	521,424	12,701,889	(6.2)

		15,161,039

Oil, Gas & Consumable Fuels
APA Corp.	334,339	13,818,231	(6.8)
Enbridge, Inc.	26,134	1,204,516	(0.6)
Marathon Petroleum Corp.	131,098	11,208,879	(5.5)
Occidental Petroleum Corp.	161,576	9,167,822	(4.5)
Phillips 66	357,591	30,892,286	(15.1)
SM Energy Co.	559,375	21,787,656	(10.7)
Southwestern Energy Co.	2,296,145	16,463,360	(8.0)
Targa Resources Corp.	84,031	6,341,820	(3.1)
Valero Energy Corp.	284,931	28,931,894	(14.2)

		139,816,464

Personal Products
Estee Lauder Companies Cl A	774	210,776	(0.1)

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Eli Lilly + Co.	8,131	$2,328,474	(1.1)%
Pfizer, Inc.	558,215	28,898,791	(14.2)

		31,227,265

Professional Services
Clarivate Plc	181,260	3,037,918	(1.5)

Real Estate Management & Development
Cbre Group, Inc., Class A	15,510	1,419,475	(0.7)

Road & Rail
Csx Corp.	89,358	3,346,457	(1.6)
JB Hunt Transport Services, Inc.	41,214	8,275,359	(4.1)
Uber Technologies, Inc.	773,352	27,593,199	(13.5)

		39,215,015

Semiconductors & Semiconductor Equipment
Applied Materials Inc.	180,435	23,781,333	(11.6)
Lam Research Corp.	28,798	15,482,093	(7.6)
Micron Technology Inc.	153,892	11,986,648	(5.9)
Qualcomm, Inc.	189,921	29,023,727	(14.2)

		80,273,801

Software
Black Knight Inc.	500,546	29,026,663	(14.2)

Specialty Retail
Advance Auto Parts, Inc.	50,053	10,358,969	(5.1)
AutoNation, Inc.	117,949	11,745,361	(5.8)
AutoZone, Inc.	2,406	4,919,260	(2.4)
Bath + Body Works Inc.	438,833	20,976,217	(10.3)
Home Depot Inc.	68,516	20,508,894	(10.0)

		68,508,701

Technology Hardware, Storage & Peripherals
Apple, Inc.	90,851	15,863,493	(7.8)
Hewlett Packard Enterprise Co.	165,943	2,772,908	(1.4)
NetApp, Inc.	112,113	9,305,379	(4.6)
Seagate Technology Holdings PLC	318,987	28,676,931	(14.0)
Western Digital Corp.	18,555	921,256	(0.4)

		57,539,967

Textiles, Apparel & Luxury Goods
Crocs Inc.	98,683	7,539,381	(3.7)
Hanesbrands, Inc.	532,427	7,927,838	(3.9)
Under Armour, Inc., Class A	1,233,201	20,989,081	(10.3)

VF Corp.	54,857	3,119,169	(1.5)

		39,575,469

Total Reference Entity — Long		1,236,267,589

Reference Entity — Short

Common Stocks

Aerospace & Defense
General Dynamics Corp.	(9,512)	(2,294,104)	1.1
L3harris Technologies Inc.	(40,860)	(10,152,484)	5.0
Lockheed Martin Corp.	(43,827)	(19,345,238)	9.5
Raytheon Technologies Corp.	(210,049)	(20,809,555)	10.2

		(52,601,381)

Airlines
Delta Air Lines Inc.	(782,931)	(30,980,580)	15.2

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Auto Components
Goodyear Tire + Rubber Co.	(303,503)	$(4,337,058)	2.1%

Automobiles
Ford Motor Co	(1,760,918)	(29,777,123)	14.6
General Motors Co.	(298,513)	(13,056,959)	6.4

		(42,834,082)

Biotechnology
AbbVie, Inc.	(188,239)	(30,515,424)	15.0

Capital Markets
Brookfield Asset Management, Inc.	(197,801)	(11,189,602)	5.5
Moody S Corp.	(40,141)	(13,543,975)	6.6

		(24,733,577)

Chemicals
Huntsman Corp.	(129,483)	(4,856,907)	2.4
Scotts Miracle-Gro Co.	(178,537)	(21,952,910)	10.7

		(26,809,817)

Commercial Services & Supplies
Waste Management Inc.	(993)	(157,390)	0.1

Communications Equipment
Motorola Solutions, Inc.	(34,077)	(8,253,449)	4.0

Construction & Engineering
Quanta Services, Inc.	(179,790)	(23,662,162)	11.6

Consumer Finance
Ally Financial, Inc.	(294,646)	(12,811,208)	6.3

Containers & Packaging
Ball Corp.	(213,522)	(19,216,980)	9.4
Crown Holdings Inc.	(2,503)	(313,100)	0.2
Westrock Co.	(9,529)	(448,149)	0.2

		(19,978,229)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(10,895)	(3,844,954)	1.9

Diversified Telecommunication Services
Lumen Technologies, Inc.	(1,211,211)	(13,650,348)	6.7

Electric Utilities
Duke Energy Corp.	(233,747)	(26,100,190)	12.8
Edison International	(267,064)	(18,721,186)	9.2
Nextera Energy Inc.	(36,013)	(3,050,661)	1.5
NRG Energy, Inc.	(417,858)	(16,029,033)	7.8

		(63,901,070)

Electronic Equipment, Instruments & Components
CDW Corp.	(94,926)	(16,981,312)	8.3
Teledyne Technologies, Inc.	(38,300)	(18,101,729)	8.9
Trimble Inc.	(9,008)	(649,837)	0.3

		(35,732,878)

Energy Equipment & Services
Baker Hughes Co.	(250,132)	(9,107,306)	4.5
NOV, Inc.	(56,271)	(1,103,474)	0.5

		(10,210,780)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(11,097)	(2,233,271)	1.1
American Homes 4 Rent A	(50,041)	(2,003,141)	1.0

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	(5,460)	$(1,371,661)	0.7%
Digital Realty Trust, Inc.	(17,845)	(2,530,421)	1.2
Equinix, Inc.	(14,964)	(11,097,602)	5.4
Host Hotels & Resorts, Inc.	(246,167)	(4,783,025)	2.4
Medical Properties Trust, Inc.	(126,403)	(2,672,159)	1.3
Omega Healthcare Investors	(412,601)	(12,856,647)	6.3
Sun Communities, Inc.	(128,347)	(22,497,946)	11.0
Ventas Inc.	(10,975)	(677,816)	0.3
Welltower, Inc.	(117,989)	(11,343,463)	5.6

		(74,067,152)

Food & Staples Retailing
Performance Food Group Co.	(222,328)	(11,318,719)	5.6
Sysco Corp.	(254,633)	(20,790,784)	10.2
US Foods Holding Corp.	(174,843)	(6,579,342)	3.2

		(38,688,845)

Food Products
Bunge Ltd.	(11,034)	(1,222,677)	0.6
Hormel Foods Corp.	(110,231)	(5,681,306)	2.8
Jm Smucker Co/the	(1,365)	(184,835)	0.1
Kraft Heinz Co/the	(4,145)	(163,272)	0.0
Lamb Weston Holdings, Inc.	(85,141)	(5,100,797)	2.5

		(12,352,887)

Gas Utilities
Atmos Energy Corp.	(23,543)	(2,813,153)	1.4

Health Care Equipment & Supplies
Baxter International, Inc.	(92,990)	(7,210,445)	3.5
Dentsply Sirona Inc.	(465,574)	(22,915,552)	11.2
Steris Plc	(67,613)	(16,346,795)	8.0
Zimmer Biomet Holdings Inc.	(165,057)	(21,110,790)	10.4

		(67,583,582)

Health Care Providers & Services
Amerisourcebergen Corp.	(9,151)	(1,415,751)	0.7
Humana, Inc.	(31,273)	(13,609,072)	6.6
UnitedHealth Group, Inc.	(15,534)	(7,921,874)	3.9

		(22,946,697)

Hotels, Restaurants & Leisure
Carnival Corp.	(1,055,268)	(21,337,519)	10.5
Hilton Worldwide Holdings, Inc.	(48,824)	(7,408,554)	3.6
Las Vegas Sands Corp.	(592,171)	(23,017,687)	11.3
Marriott International, Inc.	(74,738)	(13,135,203)	6.4
Norwegian Cruise Line Holdings Ltd.	(831,263)	(18,188,034)	8.9
Royal Caribbean Cruises Ltd.	(91,960)	(7,704,409)	3.8

		(90,791,406)

Household Durables
KB Home	(215,977)	(6,993,335)	3.4
Newell Brands Inc.	(46,447)	(994,430)	0.5

		(7,987,765)

Independent Power and Renewable Electricity Producers
AES Corp.	(595,900)	(15,332,507)	7.5
Vistra Corp.	(572,531)	(13,311,346)	6.5

		(28,643,853)

Insurance
Brown & Brown, Inc.	(330,625)	(23,894,269)	11.7

31

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	(112,556)	$(19,181,793)	9.4%
Progressive Corp.	(20,033)	(2,283,562)	1.1
Willis Towers Watson Plc	(64,197)	(15,164,615)	7.5

		(60,524,239)

Interactive Media & Services
Twitter, Inc.	(133,547)	(5,166,933)	2.5
Zoominfo Technologies Inc.	(4,896)	(292,487)	0.2

		(5,459,420)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(9,045)	(29,486,248)	14.4

IT Services
Block Inc.	(173,006)	(23,459,614)	11.5
Broadridge Financial Solutions, Inc.	(4,141)	(644,795)	0.3
Fiserv, Inc.	(58,842)	(5,966,579)	2.9
Global Payments, Inc.	(10,197)	(1,395,357)	0.7
Paypal Holdings Inc.	(194,186)	(22,457,611)	11.0

		(53,923,956)

Leisure Products
Brunswick Corp.	(50,174)	(4,058,575)	2.0

Life Sciences Tools & Services
PerkinElmer, Inc.	(2,579)	(449,932)	0.2

Machinery
Caterpillar Inc.	(1,450)	(323,089)	0.2

Media
DISH Network Corp., Class A	(331,101)	(10,479,347)	5.1
News Corp Class A.	(170,309)	(3,772,344)	1.9
Sirius XM Holdings, Inc.	(285,216)	(1,888,130)	0.9
Viacomcbs Inc Class B	(788,657)	(29,819,121)	14.6

		(45,958,942)

Metals & Mining
Cleveland Cliffs Inc.	(142,576)	(4,592,373)	2.2
Freeport-McMoRan, Inc.	(52,806)	(2,626,571)	1.3
Kinross Gold Corp.	(130,931)	(769,874)	0.4
Steel Dynamics Inc.	(190,309)	(15,877,480)	7.8
Teck Resources Ltd., Class B	(298,616)	(12,061,100)	5.9

		(35,927,398)

Multiline Retail
Dollar Tree, Inc.	(185,255)	(29,668,588)	14.5
Nordstrom, Inc.	(231,986)	(6,289,141)	3.1

		(35,957,729)

Multi-Utilities
CenterPoint Energy, Inc.	(124,399)	(3,811,585)	1.9
Nisource Inc.	(202,802)	(6,449,104)	3.1
Sempra Energy	(19,215)	(3,230,426)	1.6

		(13,491,115)

Oil, Gas & Consumable Fuels
ConocoPhillips	(86,072)	(8,607,200)	4.2
Continental Resources Inc/ok	(81,755)	(5,014,034)	2.5
Hf Sinclair Corp.	(246,902)	(9,839,045)	4.8
Kinder Morgan, Inc.	(106,815)	(2,019,872)	1.0
Marathon Oil Corp.	(424,201)	(10,651,687)	5.2
Oneok, Inc.	(148,755)	(10,506,566)	5.1

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	(433,796)	$(23,455,350)	11.5%
Williams Cos Inc.	(70,316)	(2,349,257)	1.2

		(72,443,011)

Pharmaceuticals
Bausch Health Cos., Inc.	(550,353)	(12,575,566)	6.2
Perrigo Co. PLC	(101,142)	(3,886,887)	1.9

		(16,462,453)

Professional Services
Equifax Inc.	(88,913)	(21,081,273)	10.3
Leidos Holdings Inc.	(218,314)	(23,582,278)	11.6

		(44,663,551)

Road & Rail
Union Pacific Corp.	(82,103)	(22,431,361)	11.0

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(47,983)	(30,213,936)	14.8
Entegris Inc.	(217,882)	(28,599,191)	14.0
Marvell Technology Inc.	(382,473)	(27,427,139)	13.5

		(86,240,266)

Software
Oracle Corp.	(354,792)	(29,351,942)	14.4

Specialty Retail
Bed Bath & Beyond, Inc.	(637,649)	(14,366,232)	7.0
Carvana Co.	(68,041)	(8,116,611)	4.0
Gap, Inc./The	(2,064,609)	(29,069,695)	14.2
Lithia Motors, Inc., Class A	(5,207)	(1,562,725)	0.8
Tractor Supply Co.	(61,872)	(14,439,068)	7.1

		(67,554,331)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(568,330)	(28,524,483)	14.0

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp.	(60,488)	(6,861,759)	3.4

Tobacco
Altria Group, Inc.	(561,292)	(29,327,507)	14.4

Total Reference Entity — Short		(1,440,311,034)

Net Value of Reference Entity — Barclays Bank PLC		$(204,043,445)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 26, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	36,836	$16,259,410	(271.6)%

Air Freight & Logistics
United Parcel Service, Inc., Class B	98,062	21,030,377	(351.3)

Auto Components
Goodyear Tire & Rubber Co.	309,173	4,418,082	(73.8)

Chemicals
Dow, Inc.	336,635	21,450,382	(358.3)
Eastman Chemical Co.	40,268	4,512,432	(75.4)

		25,962,814

Communications Equipment
Cisco Systems, Inc.	261,199	14,564,456	(243.3)

Consumer Finance
Onemain Holdings, Inc.	245,375	11,633,229	(194.3)

Containers & Packaging
Packaging Corp. of America	163,480	25,520,863	(426.3)
Westrock Co.	574,546	27,020,898	(451.3)

		52,541,761

Electric Utilities
American Electric Power Co., Inc.	131,588	13,128,535	(219.3)
Exelon Corp.	362,537	17,267,637	(288.4)
Nrg Energy, Inc.	836,992	32,107,013	(536.3)

		62,503,185

Energy Equipment & Services
Halliburton Co.	447,000	16,927,890	(282.7)

Entertainment
Walt Disney Co.	264,106	36,224,779	(605.1)

Equity Real Estate Investment Trusts (REITs)
Equity Residential	272,587	24,511,023	(409.4)
Weyerhaeuser Co.	949,536	35,987,414	(601.1)

		60,498,437

Food & Staples Retailing
Kroger Co.	313,752	17,999,952	(300.7)
Walmart, Inc.	104,385	15,545,014	(259.6)

		33,544,966

Food Products
General Mills Inc.	37,309	2,526,565	(42.2)

Health Care Equipment & Supplies
Baxter International, Inc.	348,364	27,012,145	(451.2)

Health Care Providers & Services
Cardinal Health, Inc.	164,172	9,308,552	(155.5)
CVS Health Corp.	117,328	11,874,767	(198.3)
McKesson Corp.	67,075	20,533,670	(343.0)
Quest Diagnostics, Inc.	141,317	19,340,645	(323.1)

		61,057,634

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	223,896	$14,727,879	(246.0)%
Expedia Group, Inc.	111,282	21,774,549	(363.7)
McDonald’s Corp.	59,536	14,722,062	(245.9)
Yum Brands, Inc.	172,042	20,392,138	(340.6)

		71,616,628

Household Durables
Toll Brothers, Inc.	359,258	16,892,311	(282.1)

Household Products
Procter + Gamble Co/the	118,077	18,042,166	(301.4)

Industrial Conglomerates
Honeywell International, Inc.	123,381	24,007,475	(401.0)

Insurance
Allstate Corp.	72,900	10,097,379	(168.7)
American International Group, Inc.	397,917	24,977,250	(417.2)
Hartford Financial Services Group, Inc.	127,821	9,178,826	(153.3)
Lincoln National Corp.	216,032	14,119,852	(235.9)
Loews Corp.	183,092	11,868,024	(198.2)
Marsh + Mclennan Cos	75,246	12,823,423	(214.2)
Prudential Financial, Inc.	41,602	4,916,108	(82.1)

		87,980,862

IT Services
DXC Technology Co.	645,440	21,060,707	(351.8)

Media
Altice Usa Inc A	2,876,078	35,893,453	(599.6)
ViacomCBS, Inc., Class B	889,442	33,629,802	(561.7)

		69,523,255

Metals & Mining
Barrick Gold Corp.	614,529	15,074,396	(251.8)
Cleveland Cliffs Inc.	295,645	9,522,726	(159.1)
Freeport Mcmoran Inc.	721,599	35,892,334	(599.5)
Newmont Corp.	177,939	14,137,254	(236.1)
United States Steel Corp.	178,284	6,728,438	(112.4)

		81,355,148

Multiline Retail
Macy S Inc.	267,664	6,520,295	(108.9)
Nordstrom, Inc.	1,291,692	35,017,770	(584.9)
Target Corp.	92,617	19,655,180	(328.3)

		61,193,245

Oil, Gas & Consumable Fuels
APA Corp.	653,253	26,998,946	(451.0)
Conocophillips	249,605	24,960,500	(416.9)
Kinder Morgan, Inc.	1,528,157	28,897,449	(482.7)
Marathon Petroleum Corp.	169,947	14,530,469	(242.7)
Occidental Petroleum Corp.	361,262	20,498,006	(342.4)
Ovintiv, Inc.	166,075	8,979,675	(150.0)
Valero Energy Corp.	144,894	14,712,537	(245.7)

		139,577,582

Pharmaceuticals
Bristol-Myers Squibb Co.	154,718	11,299,056	(188.7)
Pfizer, Inc.	263,486	13,640,670	(227.9)

		24,939,726

33

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Road & Rail
CSX Corp.	454,268	$17,012,337	(284.1)%
Ryder System, Inc.	130,631	10,362,957	(173.1)

		27,375,294

Semiconductors & Semiconductor Equipment
Advanced Micro Devices	208,188	22,763,276	(380.2)

Specialty Retail
AutoZone, Inc.	9,734	19,901,942	(332.4)
Home Depot, Inc.	39,238	11,745,110	(196.2)
Lowe’s Cos., Inc.	172,573	34,892,535	(582.8)

		66,539,587

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	141,499	7,101,835	(118.6)
HP, Inc.	967,858	35,133,245	(586.9)

		42,235,080

Tobacco
Altria Group, Inc.	197,023	10,294,452	(171.9)

Total Reference Entity — Long		1,232,102,524

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(359,674)	(12,926,684)	215.9
Northrop Grumman Corp.	(35,763)	(15,993,929)	267.2
Raytheon Technologies Corp.	(11,314)	(1,120,878)	18.7
TransDigm Group, Inc.	(33,828)	(22,040,295)	368.1

		(52,081,786)

Airlines
American Airlines Group, Inc.	(195,490)	(3,567,693)	59.6
Delta Air Lines Inc.	(903,237)	(35,741,088)	597.0
Southwest Airlines Co.	(62,501)	(2,862,546)	47.8
United Airlines Holdings, Inc.	(248,212)	(11,507,108)	192.2

		(53,678,435)

Automobiles
Tesla, Inc.	(8,610)	(9,278,136)	155.0

Chemicals
Ashland Global Holdings, Inc.	(164,838)	(16,221,707)	271.0
Corteva, Inc.	(275,304)	(15,824,474)	264.3
Olin Corp.	(384,424)	(20,097,687)	335.7
Sherwin-Williams Co.	(137,326)	(34,279,316)	572.6

		(86,423,184)

Communications Equipment
Motorola Solutions, Inc.	(157,813)	(38,222,309)	638.4

Consumer Finance
Ally Financial, Inc.	(295,197)	(12,835,166)	214.4
American Express Co.	(36,886)	(6,897,682)	115.2
Capital One Financial Corp.	(22,794)	(2,992,624)	50.0
Navient Corp.	(105,787)	(1,802,610)	30.1

		(24,528,082)

Containers & Packaging
Ball Corp.	(228,444)	(20,559,960)	343.4
Sealed Air Corp.	(322,400)	(21,587,904)	360.6

		(42,147,864)

Security	Shares	Value	% of Basket Value

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(56,872)	$(20,070,698)	335.3%

Diversified Telecommunication Services
Lumen Technologies, Inc.	(1,501,620)	(16,923,257)	282.7
Verizon Communications, Inc.	(56,366)	(2,871,284)	47.9

		(19,794,541)

Electric Utilities
Firstenergy Corp.	(397,161)	(18,213,804)	304.2
Nextera Energy Inc.	(238,338)	(20,189,612)	337.2
Southern Co.	(161,865)	(11,736,831)	196.1

		(50,140,247)

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.	(36,888)	(4,376,023)	73.1

Entertainment
Netflix, Inc.	(15,166)	(5,681,032)	94.9

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(728,198)	(14,148,887)	236.3
Iron Mountain, Inc.	(208,809)	(11,570,107)	193.3

		(25,718,994)

Food Products
Conagra Brands, Inc.	(550,958)	(18,495,660)	308.9
Kraft Heinz Co.	(948,056)	(37,343,926)	623.8
Lamb Weston Holdings, Inc.	(267,127)	(16,003,578)	267.3

		(71,843,164)

Health Care Equipment & Supplies
Boston Scientific Corp.	(527,457)	(23,361,071)	390.2

Health Care Providers & Services
Davita Inc.	(21,577)	(2,440,574)	40.8
Tenet Healthcare Corp.	(132,683)	(11,405,431)	190.5
UnitedHealth Group, Inc.	(39,705)	(20,248,359)	338.2
Universal Health Services, Inc., Class B	(169,683)	(24,595,551)	410.8

		(58,689,915)

Hotels, Restaurants & Leisure
Aramark	(571,035)	(21,470,916)	358.6
Carnival Corp.	(1,395,418)	(28,215,352)	471.3
Darden Restaurants, Inc.	(77,019)	(10,239,676)	171.0
Royal Caribbean Cruises Ltd.	(295,164)	(24,728,840)	413.1

		(84,654,784)

Household Durables
Dr Horton, Inc.	(53,955)	(4,020,187)	67.1
Lennar Corp., Class A	(170,975)	(13,878,041)	231.8
Newell Brands Inc.	(31,523)	(674,907)	11.3
PulteGroup, Inc.	(334,255)	(14,005,285)	233.9
Whirlpool Corp.	(29,790)	(5,147,116)	86.0

		(37,725,536)

Independent Power and Renewable Electricity Producers
AES Corp.	(495,032)	(12,737,173)	212.8

Insurance
Metlife Inc.	(116,880)	(8,214,326)	137.2

IT Services
Intl Business Machines Corp.	(279,456)	(36,334,869)	606.9

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Life Sciences Tools & Services
Danaher Corp.	(91,736)	$(26,908,921)	449.5%

Machinery
Caterpillar, Inc.	(82,433)	(18,367,721)	306.8
Deere & Co.	(69,117)	(28,715,349)	479.6

		(47,083,070)

Media
Charter Communications, Inc., Class A	(28,554)	(15,576,778)	260.2
Comcast Corp., Class A	(501,402)	(23,475,642)	392.1
DISH Network Corp., Class A	(553,032)	(17,503,463)	292.4

		(56,555,883)

Multiline Retail
Kohls Corp.	(56,535)	(3,418,106)	57.1

Multi-Utilities
Dominion Energy, Inc.	(240,621)	(20,445,566)	341.5
Sempra Energy	(221,592)	(37,254,047)	622.3

		(57,699,613)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(203,266)	(12,598,427)	210.4
Devon Energy Corp.	(601,527)	(35,568,291)	594.1
Enbridge, Inc.	(201,452)	(9,284,923)	155.1
Hess Corp.	(164,546)	(17,613,004)	294.2
Murphy Oil Corp.	(872,017)	(35,220,767)	588.3
Pioneer Natural Resources Co.	(67,397)	(16,851,272)	281.5
TC Energy Corp.	(153,475)	(8,659,059)	144.6
Williams Cos, Inc.	(560,306)	(18,719,823)	312.7

		(154,515,566)

Pharmaceuticals
Bausch Health Cos., Inc.	(954,435)	(21,808,840)	364.3

Specialty Retail
Bath + Body Works Inc.	(100,907)	(4,823,354)	80.6
Best Buy Co., Inc.	(266,212)	(24,198,671)	404.2
Gap, Inc./The	(1,166,973)	(16,430,980)	274.4

		(45,453,005)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(904,214)	(18,237,996)	304.6

Thrifts & Mortgage Finance
MGIC Investment Corp.	(483,380)	(6,549,799)	109.4
Radian Group, Inc.	(122,925)	(2,730,164)	45.6

		(9,279,963)

Trading Companies & Distributors
United Rentals, Inc.	(33,438)	(11,877,512)	198.4

Wireless Telecommunication Services
T-Mobile US, Inc.	(152,308)	(19,548,732)	326.5

Total Reference Entity — Short		(1,238,089,376)

Net Value of Reference Entity — Barclays Bank PLC		$(5,986,852)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
American Electric Power Co., Inc.	21,653	$2,160,320	3.5%

Equity Real Estate Investment Trusts (REITs)
Equity Residential	24,166	2,173,007	3.6
Simon Property Group Inc.	143,637	18,896,884	31.0

		21,069,891

Food Products
Campbell Soup Co.	76,706	3,418,786	5.6

Health Care Providers & Services
Cardinal Health, Inc.	132,241	7,498,065	12.3
Quest Diagnostics, Inc.	31,620	4,327,513	7.1

		11,825,578

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	142,655	25,071,616	41.1
McDonald’s Corp.	1,459	360,782	0.6
Mgm Resorts International	584,058	24,495,392	40.2

		49,927,790

Independent Power and Renewable Electricity Producers
Vistra Corp.	56,220	1,307,115	2.1

Insurance
Marsh & McLennan Cos., Inc.	14,920	2,542,666	4.2

Oil, Gas & Consumable Fuels
Targa Resources Corp.	503,143	37,972,202	62.3

Pharmaceuticals
Bristol-Myers Squibb Co.	11,235	820,492	1.4

Road & Rail
CSX Corp.	194,290	7,276,161	11.9
Ryder System, Inc.	498	39,506	0.1

		7,315,667

Specialty Retail
Home Depot, Inc.	12,502	3,742,224	6.1

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	200,506	10,063,396	16.5

Tobacco
Altria Group, Inc.	56,705	2,962,836	4.9

Total Reference Entity — Long		155,128,963

Reference Entity — Short

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	(354,815)	(35,151,522)	(57.7)

35

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Electric Utilities
Southern Co.	(8,165)	$(592,044)	(1.0)%

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(60,812)	(3,369,593)	(5.5)

Food Products
Tyson Foods, Inc., Class A	(118,889)	(10,656,021)	(17.5)

Household Durables
Pultegroup, Inc.	(135,810)	(5,690,439)	(9.3)

Independent Power and Renewable Electricity Producers
AES Corp.	(359,152)	(9,240,981)	(15.2)

Multiline Retail
Kohl’s Corp.	(212,849)	(12,868,851)	(21.1)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(293,857)	(13,543,869)	(22.2)

Specialty Retail
Gap, Inc./The	(164,840)	(2,320,947)	(3.8)

Thrifts & Mortgage Finance
Radian Group, Inc.	(33,612)	(746,522)	(1.2)

Total Reference Entity — Short		(94,180,789)

Net Value of Reference Entity — Merrill Lynch International		$60,948,174

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Biotechnology
Biogen, Inc.	14,848	$3,126,988	14.2%
Gilead Sciences, Inc.	490,493	29,159,809	132.5

		32,286,797

Building Products
Masco Corp.	134,001	6,834,051	31.0

Commercial Services & Supplies
Cintas Corp.	32,440	13,799,651	62.7

Electronic Equipment, Instruments & Components
Keysight Technologies In	177,124	27,980,278	127.1

Food Products
Kellogg Co.	46,345	2,988,789	13.6

Health Care Equipment & Supplies
Abbott Laboratories	245,525	29,060,339	132.0

Health Care Providers & Services
Mckesson Corp.	2,305	705,630	3.2

IT Services
Verisign Inc.	23,495	5,226,698	23.7

Security	Shares	Value	% of Basket Value

Machinery
Xylem Inc.	82,184	$7,007,008	31.8%

Media
Cable One Inc.	5,353	7,838,077	35.6

Total Reference Entity — Long		133,727,318

Reference Entity — Short

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	(83,622)	(8,284,431)	(37.6)
Spirit AeroSystems Holdings, Inc., Class A	(172,346)	(8,425,996)	(38.3)

		(16,710,427)

Auto Components
Lear Corp.	(1,542)	(219,874)	(1.0)

Biotechnology
Amgen Inc.	(15,749)	(3,808,423)	(17.3)

Capital Markets
Raymond James Financial Inc.	(36,639)	(4,026,993)	(18.3)

Chemicals
Mosaic Co/the	(4,903)	(326,050)	(1.5)

Electric Utilities
PG&E Corp.	(916,010)	(10,937,159)	(49.7)

Food & Staples Retailing
Performance Food Group Co.	(95,493)	(4,861,548)	(22.1)
Sysco Corp.	(51,072)	(4,170,029)	(18.9)

		(9,031,577)

Food Products
Lamb Weston Holdings, Inc.	(73,350)	(4,394,399)	(20.0)

Health Care Equipment & Supplies
Steris Plc	(12,481)	(3,017,531)	(13.7)

Hotels, Restaurants & Leisure
Hyatt Hotels Corp., Class A	(20,347)	(1,942,121)	(8.8)

Insurance
Allstate Corp.	(94,950)	(13,151,525)	(59.7)

IT Services
Fiserv, Inc.	(40,908)	(4,148,071)	(18.8)

Media
Sirius XM Holdings, Inc.	(77,234)	(511,289)	(2.3)

Oil, Gas & Consumable Fuels
EQT Corp.	(634,913)	(21,847,356)	(99.3)
TC Energy Corp.	(312,652)	(17,639,826)	(80.1)

		(39,487,182)

Total Reference Entity — Short		(111,712,621)

Net Value of Reference Entity — Merrill Lynch International		$22,014,697

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	272	$9,776	0.0%

Auto Components
Borgwarner Inc.	105,580	4,107,062	1.7
Magna International, Inc.	263,340	16,935,395	7.2

		21,042,457

Beverages
Molson Coors Beverage Co B	216,318	11,547,055	4.9

Biotechnology
Biogen, Inc.	56,146	11,824,348	5.0

Capital Markets
Msci, Inc.	22,921	11,526,512	4.9

Chemicals
Air Products + Chemicals Inc.	17,878	4,467,891	1.9
Celanese Corp.	204,664	29,240,346	12.4
LyondellBasell Industries NV, Class A	110,944	11,407,262	4.8
Olin Corp.	167,077	8,734,785	3.7
Westlake Chemical Corp.	81,517	10,059,198	4.2

		63,909,482

Consumer Finance
Discover Financial Services	58,622	6,459,558	2.7

Containers & Packaging
Avery Dennison Corp.	55,459	9,648,202	4.1

Diversified Consumer Services
Service Corp. International	140,026	9,216,511	3.9

Diversified Financial Services
Equitable Holdings, Inc.	169,622	5,243,016	2.2
Voya Financial, Inc.	285,604	18,949,825	8.0

		24,192,841

Electric Utilities
Evergy, Inc.	147,762	10,098,055	4.3
Ppl Corp.	804,872	22,987,144	9.7

		33,085,199

Electrical Equipment
Eaton Corp. Plc	21,882	3,320,812	1.4

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	461,077	11,900,397	5.0
Camden Property Trust	111,377	18,510,857	7.8
Federal Realty Invs Trust	137,195	16,747,394	7.1
Healthpeak Properties, Inc.	149,281	5,124,817	2.2
Mid-America Apartment Communities, Inc.	59,918	12,549,825	5.3
Prologis Inc.	72,121	11,646,099	4.9
Public Storage	422	164,698	0.1
Simon Property Group, Inc.	220,267	28,978,327	12.3

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	408,440	$18,510,501	7.8%
Weyerhaeuser Co.	752,471	28,518,651	12.1

		152,651,566

Food & Staples Retailing
Kroger Co.	237,888	13,647,635	5.8
Walgreens Boots Alliance Inc.	139,311	6,236,953	2.6

		19,884,588

Food Products
Kellogg Co.	181,943	11,733,504	5.0

Health Care Equipment & Supplies
Hologic, Inc.	214,370	16,467,903	7.0

Health Care Providers & Services
McKesson Corp.	60,931	18,652,807	7.9
Molina Healthcare, Inc.	31,616	10,546,782	4.4
Quest Diagnostics, Inc.	168,642	23,080,344	9.8

		52,279,933

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	223,750	14,718,275	6.3
Mgm Resorts International	298,404	12,515,064	5.3
Wynn Resorts Ltd.	383,046	30,544,088	12.9
Yum! Brands, Inc.	104,083	12,336,958	5.2

		70,114,385

Household Durables
Lennar Corp A	1,207	97,972	0.0
Mohawk Industries, Inc.	10,345	1,284,849	0.5
Toll Brothers, Inc.	265,115	12,465,708	5.3
Whirlpool Corp.	29,959	5,176,316	2.2

		19,024,845

Household Products
Clorox Co.	181,917	25,291,921	10.7

Insurance
Aflac, Inc.	55,171	3,552,461	1.5
American International Group, Inc.	276,829	17,376,556	7.4

		20,929,017

Internet & Direct Marketing Retail
eBay, Inc.	507,247	29,044,963	12.3

IT Services
DXC Technology Co.	394,452	12,870,969	5.4
Gartner, Inc.	46,607	13,863,718	5.9

		26,734,687

Leisure Products
Mattel, Inc.	519,409	11,536,074	4.9

Machinery
Illinois Tool Works, Inc.	137,123	28,713,556	12.1
Otis Worldwide Corp.	78,858	6,068,123	2.6

		34,781,679

Media
Altice Usa, Inc., Class A	419,418	5,234,337	2.2
Interpublic Group Of Cos, Inc.	88,554	3,139,239	1.3

		8,373,576

37

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multiline Retail
Macy’s, Inc.	496,937	$12,105,385	5.1%

Multi-Utilities
CMS Energy Corp.	196,849	13,767,619	5.8

Oil, Gas & Consumable Fuels
APA Corp.	410,711	16,974,686	7.2
Callon Petroleum Co.	30,307	1,790,537	0.8
Chevron Corp.	157,578	25,658,426	10.9
Exxon Mobil Corp.	364,913	30,138,165	12.7
Occidental Petroleum Corp.	120,126	6,815,949	2.9
Range Resources Corp.	945,151	28,713,687	12.1
SM Energy Co.	12,355	481,227	0.2

		110,572,677

Pharmaceuticals
Zoetis, Inc.	137,553	25,941,120	11.0

Road & Rail
Avis Budget Group Inc.	54,396	14,322,467	6.0
JB Hunt Transport Services, Inc.	85,088	17,084,820	7.2
Uber Technologies, Inc.	57,327	2,045,427	0.9

		33,452,714

Semiconductors & Semiconductor Equipment
KLA Corp.	78,819	28,852,483	12.2
On Semiconductor	366,736	22,961,341	9.7

		51,813,824

Software
Elastic Nv	126,087	11,215,439	4.7

Specialty Retail
AutoNation, Inc.	125,453	12,492,610	5.3
Lowe’s Cos., Inc.	115,532	23,359,415	9.9

		35,852,025

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	85,003	1,420,400	0.6
HP, Inc.	682,755	24,784,007	10.5

		26,204,407

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	278,369	4,144,915	1.8
Nike, Inc., Class B	220,502	29,670,749	12.5
Under Armour, Inc., Class A	483,311	8,225,953	3.5

		42,041,617

Thrifts & Mortgage Finance
Rocket Cos Inc Class A	62,913	699,593	0.3

Water Utilities
American Water Works Co., Inc.	31,326	5,185,393	2.2

Total Reference Entity — Long		1,073,483,207

Reference Entity — Short

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	(23,152)	(10,219,293)	(4.3)

Auto Components
Goodyear Tire + Rubber Co.	(1,793,412)	(25,627,857)	(10.8)

Security	Shares	Value	% of Basket Value

Beverages
Keurig Dr Pepper Inc.	(326,726)	$(12,382,915)	(5.2)%

Biotechnology
Amgen Inc.	(9,174)	(2,218,457)	(0.9)

Building Products
Carlisle Cos., Inc.	(2,007)	(493,561)	(0.2)
Carrier Global Corp.	(50,039)	(2,295,289)	(1.0)

		(2,788,850)

Capital Markets
Brookfield Asset Management, Inc.	(221,141)	(12,509,946)	(5.3)
Moody S Corp.	(13,248)	(4,470,008)	(1.9)
Raymond James Financial Inc.	(237,835)	(26,140,445)	(11.0)

		(43,120,399)

Chemicals
CF Industries Holdings, Inc.	(6,221)	(641,136)	(0.3)
Scotts Miracle-Gro Co.	(54,026)	(6,643,037)	(2.8)

		(7,284,173)

Construction & Engineering
Quanta Services, Inc.	(50,538)	(6,651,306)	(2.8)

Consumer Finance
Ally Financial, Inc.	(367,455)	(15,976,943)	(6.8)

Electric Utilities
Edison International	(171,615)	(12,030,211)	(5.1)
Pinnacle West Capital	(2,005)	(156,591)	(0.1)

		(12,186,802)

Electronic Equipment, Instruments & Components
CDW Corp.	(70,374)	(12,589,205)	(5.3)
Teledyne Technologies, Inc.	(15,996)	(7,560,189)	(3.2)

		(20,149,394)

Energy Equipment & Services
Baker Hughes Co.	(548,830)	(19,982,900)	(8.4)
Schlumberger Ltd.	(22,098)	(912,869)	(0.4)

		(20,895,769)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent A	(13,925)	(557,418)	(0.2)
Host Hotels & Resorts, Inc.	(306,976)	(5,964,544)	(2.5)
Iron Mountain, Inc.	(490,763)	(27,193,178)	(11.5)
Medical Properties Trust, Inc.	(122,047)	(2,580,073)	(1.1)
Rexford Industrial Realty In	(394,326)	(29,412,776)	(12.5)

		(65,707,989)

Food & Staples Retailing
Albertsons Cos Inc Class A	(21,196)	(704,767)	(0.3)
Performance Food Group Co.	(219,864)	(11,193,276)	(4.7)

		(11,898,043)

Food Products
Lamb Weston Holdings, Inc.	(251,393)	(15,060,955)	(6.4)

Gas Utilities
UGI Corp.	(6,919)	(250,606)	(0.1)

Health Care Equipment & Supplies
Becton Dickinson And Co.	(68,543)	(18,232,438)	(7.7)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.	(579,761)	$(25,677,615)	(10.9)%
Steris Plc	(44,902)	(10,855,956)	(4.6)

		(54,766,009)

Health Care Providers & Services
Encompass Health Corp.	(197,037)	(14,011,301)	(5.9)
Humana, Inc.	(14,043)	(6,111,093)	(2.6)
UnitedHealth Group, Inc.	(16,194)	(8,258,454)	(3.5)

		(28,380,848)

Hotels, Restaurants & Leisure
Carnival Corp.	(394,040)	(7,967,489)	(3.4)
Hyatt Hotels Corp., Class A	(39,777)	(3,796,714)	(1.6)
Las Vegas Sands Corp.	(192,474)	(7,481,464)	(3.2)
Norwegian Cruise Line Holdings Ltd.	(317,544)	(6,947,863)	(2.9)
Royal Caribbean Cruises Ltd.	(290,269)	(24,318,737)	(10.3)

		(50,512,267)

Household Durables
KB Home	(185,260)	(5,998,719)	(2.5)

Independent Power and Renewable Electricity Producers
AES Corp.	(316,369)	(8,140,175)	(3.5)
Vistra Corp.	(71,197)	(1,655,330)	(0.7)

		(9,795,505)

Insurance
Allstate Corp.	(114,830)	(15,905,103)	(6.7)
Marsh & McLennan Cos., Inc.	(67,913)	(11,573,734)	(4.9)
Progressive Corp.	(116,191)	(13,244,612)	(5.6)

		(40,723,449)

Interactive Media & Services
Twitter, Inc.	(626,872)	(24,253,678)	(10.3)

IT Services
Fiserv, Inc.	(182,035)	(18,458,349)	(7.8)
Global Payments, Inc.	(208,175)	(28,486,667)	(12.0)
Western Union Co.	(84,979)	(1,592,506)	(0.7)

		(48,537,522)

Machinery
Oshkosh Corp.	(5,855)	(589,306)	(0.3)

Media
DISH Network Corp., Class A	(596,865)	(18,890,777)	(8.0)
Fox Corp., Class A	(3,067)	(120,993)	(0.1)

		(19,011,770)

Metals & Mining
Cleveland-Cliffs, Inc.	(163,291)	(5,259,603)	(2.2)
Newmont Corp.	(388,924)	(30,900,012)	(13.1)
Teck Resources Ltd., Class B	(436,126)	(17,615,129)	(7.5)

		(53,774,744)

Multiline Retail
Nordstrom, Inc.	(179,050)	(4,854,046)	(2.1)

Multi-Utilities
CenterPoint Energy, Inc.	(309,636)	(9,487,247)	(4.0)
Nisource Inc.	(296,355)	(9,424,089)	(4.0)

		(18,911,336)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(484,346)	(30,019,765)	(12.7)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	(32,766)	$(3,276,600)	(1.4)%
Continental Resources Inc/ok	(44,160)	(2,708,333)	(1.1)
Hf Sinclair Corp.	(306,549)	(12,215,978)	(5.2)
Marathon Oil Corp.	(145,304)	(3,648,583)	(1.5)
TC Energy Corp.	(156,956)	(8,855,457)	(3.8)

		(60,724,716)

Pharmaceuticals
Bausch Health Cos., Inc.	(734,264)	(16,777,933)	(7.1)
Elanco Animal Health, Inc.	(249,377)	(6,506,246)	(2.7)
Perrigo Co. PLC	(238,124)	(9,151,105)	(3.9)

		(32,435,284)

Professional Services
Leidos Holdings Inc.	(57,735)	(6,236,535)	(2.6)
Verisk Analytics Inc.	(5,408)	(1,160,719)	(0.5)

		(7,397,254)

Road & Rail
Canadian Pacific Railway Ltd.	(310,310)	(25,612,988)	(10.8)
Union Pacific Corp.	(27,754)	(7,582,670)	(3.2)

		(33,195,658)

Semiconductors & Semiconductor Equipment
Intel Corp.	(562,351)	(27,870,116)	(11.8)
Marvell Technology Inc.	(14,824)	(1,063,029)	(0.4)

		(28,933,145)

Specialty Retail
Best Buy Co., Inc.	(920)	(83,628)	(0.0)
Carvana Co.	(162,207)	(19,349,673)	(8.2)
Foot Locker Inc.	(6,783)	(201,184)	(0.1)
Tractor Supply Co.	(63,787)	(14,885,972)	(6.3)

		(34,520,457)

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp.	(64,609)	(7,329,245)	(3.1)

Total Reference Entity — Short		(837,064,709)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$236,418,498

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Boeing Co/the	19,118	$3,661,097	6.8%

Air Freight & Logistics
United Parcel Service, Inc., Class B	69,505	14,906,042	27.8

Auto Components
Borgwarner Inc.	292,997	11,397,583	21.3

39

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Automobiles
General Motors Co.	519,593	$22,726,998	42.4%

Biotechnology
Amgen, Inc.	69,387	16,779,164	31.3

Building Products
Johnson Controls International PLC	462,292	30,312,486	56.6

Consumer Finance
OneMain Holdings, Inc.	174,175	8,257,637	15.4

Containers & Packaging
Packaging Corp. of America	72,849	11,372,458	21.2
Westrock Co.	220,672	10,378,204	19.4

		21,750,662

Diversified Telecommunication Services
AT&T, Inc.	1,530,775	36,172,213	67.5

Electric Utilities
American Electric Power Co., Inc.	204,846	20,437,485	38.2
Exelon Corp.	462,774	22,041,926	41.1

		42,479,411

Energy Equipment & Services
Halliburton Co.	548,752	20,781,238	38.8

Equity Real Estate Investment Trusts (REITs)
Equity Residential	110,218	9,910,803	18.5

Food & Staples Retailing
Kroger Co.	329,243	18,888,671	35.3

Health Care Equipment & Supplies
Baxter International, Inc.	119,833	9,291,851	17.4

Health Care Providers & Services
Cardinal Health, Inc.	353,079	20,019,579	37.4
CVS Health Corp.	231,801	23,460,579	43.8
HCA Healthcare, Inc.	50,009	12,533,256	23.4
McKesson Corp.	60,175	18,421,373	34.4
Quest Diagnostics, Inc.	90,250	12,351,615	23.0

		86,786,402

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	315,932	20,782,007	38.8
Expedia Group, Inc.	82,154	16,075,073	30.0
McDonald’s Corp.	91,996	22,748,771	42.5
Yum! Brands, Inc.	16,605	1,968,191	3.7

		61,574,042

Household Durables
Toll Brothers, Inc.	383,572	18,035,555	33.7

Household Products
Procter & Gamble Co.	119,871	18,316,289	34.2

Industrial Conglomerates
General Electric Co.	229,702	21,017,733	39.2
Honeywell International, Inc.	63,727	12,400,000	23.2

		33,417,733

Insurance
Allstate Corp.	9	1,247	0.0
American International Group, Inc.	225,526	14,156,267	26.4
Hartford Financial Services Group, Inc.	393,494	28,256,804	52.8

Security	Shares	Value	% of Basket Value

Insurance (continued)
Loews Corp.	233,988	$15,167,102	28.3%
Marsh & McLennan Cos., Inc.	140,246	23,900,723	44.6

		81,482,143

IT Services
DXC Technology Co.	327,755	10,694,646	20.0

Media
Omnicom Group, Inc.	151,241	12,837,336	24.0
ViacomCBS, Inc., Class B	155,284	5,871,288	10.9

		18,708,624

Metals & Mining
Barrick Gold Corp.	683,761	16,772,657	31.3
Newmont Corp.	48,979	3,891,382	7.3

		20,664,039

Multiline Retail
Target Corp.	69,519	14,753,322	27.5

Oil, Gas & Consumable Fuels
APA Corp.	275,313	11,378,686	21.2
Conocophillips	112,523	11,252,300	21.0
Kinder Morgan, Inc.	265,280	5,016,445	9.4
Marathon Petroleum Corp.	293,943	25,132,127	46.9
Occidental Petroleum Corp.	286,043	16,230,080	30.3
Ovintiv, Inc.	542,477	29,331,731	54.8

		98,341,369

Pharmaceuticals
Bristol-Myers Squibb Co.	342,369	25,003,208	46.7
Johnson & Johnson	215,539	38,199,977	71.3
Pfizer, Inc.	432,197	22,374,839	41.8

		85,578,024

Road & Rail
CSX Corp.	346,989	12,994,738	24.3
Norfolk Southern Corp.	130,432	37,201,815	69.4
Ryder System, Inc.	319,795	25,369,337	47.4
Union Pacific Corp.	67,224	18,366,269	34.3

		93,932,159

Specialty Retail
AutoZone, Inc.	9,257	18,926,677	35.3
Home Depot, Inc.	65,463	19,595,040	36.6

		38,521,717

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	359,476	18,042,100	33.7

Tobacco
Altria Group, Inc.	445,670	23,286,258	43.5

Total Reference Entity — Long		989,450,278

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(650,243)	(23,369,733)	(43.6)
TransDigm Group, Inc.	(23,749)	(15,473,424)	(28.9)

		(38,843,157)

Airlines
Delta Air Lines Inc.	(88,403)	(3,498,107)	(6.5)
Southwest Airlines Co.	(135,917)	(6,224,998)	(11.6)
United Airlines Holdings, Inc.	(592,661)	(27,475,764)	(51.3)

		(37,198,869)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Automobiles
Ford Motor Co.	(526,873)	$(8,909,422)	(16.7)%
Tesla, Inc.	(26,703)	(28,775,153)	(53.7)

		(37,684,575)

Chemicals
Ashland Global Holdings, Inc.	(35,756)	(3,518,748)	(6.6)
Corteva, Inc.	(391,317)	(22,492,901)	(42.0)

		(26,011,649)

Consumer Finance
Ally Financial, Inc.	(532,106)	(23,135,969)	(43.2)
Capital One Financial Corp.	(245,342)	(32,210,951)	(60.1)
Navient Corp.	(652,471)	(11,118,106)	(20.8)

		(66,465,026)

Containers & Packaging
Ball Corp.	(169,861)	(15,287,490)	(28.5)
International Paper Co.	(821,521)	(37,913,194)	(70.8)
Sealed Air Corp.	(224,633)	(15,041,426)	(28.1)

		(68,242,110)

Diversified Telecommunication Services
Verizon Communications, Inc.	(648,134)	(33,015,946)	(61.6)

Electric Utilities
Nextera Energy Inc.	(199,172)	(16,871,860)	(31.5)
Southern Co.	(372,040)	(26,976,621)	(50.4)

		(43,848,481)

Entertainment
Netflix, Inc.	(87,784)	(32,883,009)	(61.4)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(1,221,083)	(23,725,642)	(44.3)
Iron Mountain, Inc.	(452,370)	(25,065,822)	(46.8)

		(48,791,464)

Food Products
Conagra Brands, Inc.	(563,988)	(18,933,077)	(35.3)
Lamb Weston Holdings, Inc.	(385,953)	(23,122,445)	(43.2)
Mondelez International, Inc., Class A	(528,040)	(33,150,351)	(61.9)

		(75,205,873)

Health Care Equipment & Supplies
Boston Scientific Corp.	(296,971)	(13,152,846)	(24.6)

Health Care Providers & Services
Davita Inc.	(67,632)	(7,649,856)	(14.3)
Universal Health Services, Inc., Class B	(78,511)	(11,380,169)	(21.2)

		(19,030,025)

Hotels, Restaurants & Leisure
Aramark	(405,734)	(15,255,599)	(28.5)
Royal Caribbean Cruises Ltd.	(188,472)	(15,790,184)	(29.5)

		(31,045,783)

Household Durables
Lennar Corp., Class A	(43,855)	(3,559,710)	(6.6)

Security	Shares	Value	% of Basket Value

Household Durables (continued)
Newell Brands, Inc.	(473,829)	$(10,144,679)	(18.9)%
PulteGroup, Inc.	(274,199)	(11,488,938)	(21.5)

		(25,193,327)

Independent Power and Renewable Electricity Producers
AES Corp.	(709,947)	(18,266,936)	(34.1)

Machinery
Caterpillar, Inc.	(80,246)	(17,880,414)	(33.4)
Deere & Co.	(19,349)	(8,038,735)	(15.0)

		(25,919,149)

Media
Charter Communications, Inc., Class A	(36,076)	(19,680,180)	(36.7)
Comcast Corp., Class A	(268,587)	(12,575,243)	(23.5)
DISH Network Corp., Class A	(616,833)	(19,522,764)	(36.5)

		(51,778,187)

Metals & Mining
Teck Resources Ltd.	(807,656)	(32,621,226)	(60.9)

Multi-Utilities
Dominion Energy, Inc.	(196,505)	(16,697,030)	(31.2)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(377,114)	(23,373,526)	(43.6)
Enbridge, Inc.	(326,223)	(15,035,618)	(28.1)
Pioneer Natural Resources Co.	(65,569)	(16,394,217)	(30.6)
Williams Cos., Inc.	(551,377)	(18,421,506)	(34.4)

		(73,224,867)

Pharmaceuticals
Bausch Health Cos., Inc.	(646,366)	(14,769,463)	(27.6)

Road & Rail
Avis Budget Group Inc.	(69,678)	(18,346,217)	(34.2)

Specialty Retail
Best Buy Co., Inc.	(97,159)	(8,831,753)	(16.5)
Gap, Inc./The	(1,191,325)	(16,773,856)	(31.3)

		(25,605,609)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(472,980)	(6,408,879)	(11.9)
Radian Group, Inc.	(623,996)	(13,858,951)	(25.9)

		(20,267,830)

Trading Companies & Distributors
United Rentals, Inc.	(67,558)	(23,997,277)	(44.8)

Wireless Telecommunication Services
T-Mobile USA, Inc.	(138,540)	(17,781,609)	(33.2)

Total Reference Entity — Short		(935,887,540)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$53,562,738

41

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$144,917,920	$—	$144,917,920
Common Stocks	509,425,002	—	—	509,425,002
Corporate Bonds	—	2,953,488,227	—	2,953,488,227
Investment Companies	149,964,259	—	—	149,964,259
Non-Agency Mortgage-Backed Securities	—	1,098,053,402	—	1,098,053,402
Preferred Securities
Capital Trust	—	220,844	—	220,844
U.S. Government Sponsored Agency Securities	—	5,135,240,596	—	5,135,240,596
U.S. Treasury Obligations	—	1,221,120,156	—	1,221,120,156
Short-Term Securities
Money Market Funds	400,497,653	—	—	400,497,653
U.S. Government Sponsored Agency Securities	—	4,987,626	—	4,987,626
U.S. Treasury Obligations	—	849,765,699	—	849,765,699
Liabilities
Investments
TBA Sale Commitments	—	(983,678,959)	—	(983,678,959)

	$1,059,886,914	$10,424,115,511	$—	$11,484,002,425

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,091,833	$—	$4,091,833
Foreign Currency Exchange Contracts	—	192,951	—	192,951
Interest Rate Contracts	98,610,075	22,266,095	—	120,876,170
Other Contracts	—	5,674,933	—	5,674,933
Liabilities
Equity Contracts	—	(53,138,774)	—	(53,138,774)
Foreign Currency Exchange Contracts	—	(1,184,373)	—	(1,184,373)
Interest Rate Contracts	(54,003,493)	(33,875,071)	—	(87,878,564)

	$44,606,582	$(55,972,406)	$—	$(11,365,824)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Systematic Multi-Strategy Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

43